1933 Act No. 33-83100
                                                          1940 Act No. 811-8716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 19                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 22                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ]     immediately upon filing pursuant to paragraph (b)
[X]     on April 28, 2000 pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 19
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 19 to Registrant's Registration Statement No. 33-83100/811-8716 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page


                                     PART A
                                     ------

             Prospectus for the following funds is contained herein:
   Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA
         Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Perpetual International Fund, Evergreen VA Small Cap Value Fund,
    Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund.



                                     PART B
                                     ------

           Statement of Additional Information for the following funds is contained herein:
   Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA
         Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Perpetual International Fund, Evergreen VA Small Cap Value Fund,
    Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund.


                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                                   PROSPECTUS

                        EVERGREEN VARIABLE ANNUITY TRUST


   Evergreen VA Blue Chip Fund
   Evergreen VA Capital Growth Fund
   Evergreen VA Equity Index Fund
   Evergreen VA Fund
   Evergreen VA Foundation Fund
   Evergreen VA Global Leaders Fund
   Evergreen VA Growth and Income Fund
   Evergreen VA Growth Fund
   Evergreen VA High Income Fund
   Evergreen VA International Growth Fund
   Evergreen VA Masters Fund
   Evergreen VA Omega Fund
   Evergreen VA Perpetual International Fund
   Evergreen VA Small Cap Value Fund
   Evergreen VA Special Equity Fund
   Evergreen VA Strategic Income Fund


   Prospectus, May 1, 2000
                                                       [LOGO OF EVERGREEN FUNDS]

   The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks.....................................................   2

Evergreen VA Blue Chip Fund................................................   4

Evergreen VA Capital Growth Fund...........................................   6

Evergreen VA Equity Index Fund.............................................   8

Evergreen VA Fund..........................................................  10

Evergreen VA Foundation Fund...............................................  12

Evergreen VA Global Leaders Fund...........................................  14

Evergreen VA Growth and Income Fund........................................  16

Evergreen VA Growth Fund...................................................  18

Evergreen VA High Income Fund..............................................  20

Evergreen VA International Growth Fund.....................................  22

Evergreen VA Masters Fund..................................................  24

Evergreen VA Omega Fund (formerly Evergreen VA Aggressive Growth Fund).....  26

Evergreen VA Perpetual International Fund..................................  28

Evergreen VA Small Cap Value Fund..........................................  30

Evergreen VA Special Equity Fund...........................................  32

Evergreen VA Strategic Income Fund.........................................  34

GENERAL INFORMATION:

The Funds' Investment Advisors.............................................  36

The Funds' Sub-Advisors....................................................  37

The Funds' Portfolio Managers..............................................  38

Calculating the Share Price................................................  40

Participating Insurance Companies..........................................  40

How to Buy and Redeem Shares...............................................  40

Other Services.............................................................  41

The Tax Consequences of Investing in the Funds.............................  41

Fees and Expenses of the Funds.............................................  41

Financial Highlights.......................................................  42

Other Fund Practices.......................................................  50

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.


 Fund Summaries Key
 Each Fund's summary is organized around the following basic topics and questions:

    INVESTMENT GOAL
    What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

    INVESTMENT STRATEGY
    How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

    RISK FACTORS
    What are the specific risks for an investor in the Fund?

    PERFORMANCE
    How well has the Fund performed in the past year? The past five years? The past ten years?

                             OVERVIEW OF FUND RISKS

                             Variable Annuity Funds


Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other variable annuity funds offered by Evergreen, please call 1-800-847-5397.

Following this overview, you will find information on each Variable Annuity Fund's specific investment strategies and risks.
 ................................................................................

 Risk Factors For All Mutual Funds
 Please remember that mutual fund shares are:
 . not guaranteed to achieve their
   investment goal
 . not a deposit with a bank
 . not insured, endorsed or guaranteed
   by the FDIC or any government agency
 . subject to investment risks,
   including possible loss of your
   original investment.


 Like most investments, your investment
 in a Fund could fluctuate
 significantly in value over time and
 could result in a loss of money.


Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, your investment may decline in value if particular industries, issuers or sectors your Fund invests in do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.


Investment Style Risk
Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS

                             OVERVIEW OF FUND RISKS


Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities.


Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.


Foreign Investment Risk
A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                               VA Blue Chip Fund


 FUND FACTS:

 Goal:
 . Capital Growth

 Principal Investment:
 . Large-Cap U.S. Common Stocks

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Manager:
 . Judith A. Warners

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks capital growth with the potential for income.

   INVESTMENT STRATEGY

The Fund invests primarily in common stocks of well-established, large U.S. companies with a long history of performance, typically recognizable names representing a broad range of industries. To provide balance, the Fund also invests in quality medium-sized companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities. "Value" securities are securities that the Fund's portfolio manager believes are undervalued. The portfolio manager looks for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. "Growth" securities are securities of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management groups and strategies, and a trend of stable or accelerating profits.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 . Stock Market Risk
 . Market Capitalization Risk
 . Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

Since the Fund did not commence operations until April 28, 2000, total return information is not yet available.

   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                              Total Fund
              Management                   12b-1                    Other                     Operating
                 Fee                       Fees                    Expenses                   Expenses++
                0.61%                      0.00%                    0.65%                       1.26%


+Estimated for the fiscal year ending 12/31/2000.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.00%.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:
  1 year                                                                $128
  3 years                                                               $400

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                             VA Capital Growth Fund


 FUND FACTS:

 Goal:
 . Long-Term Capital Growth


 Principal Investment:
 . Large Cap U.S. Common Stocks

 Investment Advisor:
 . Mentor Investment Advisors LLC

 Portfolio Manager:
 . John G. Davenport, CFA
 . Richard H. Skeppstrom, II
 . Steven A. Certo
 . E. Craig Dauer
 . John G. Jordan, III, CFA

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually
 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies which the portfolio managers believe have the potential for capital appreciation over the intermediate- and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio managers believe may permit the Fund to achieve its investment goal. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies that the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Investment Style Risk
 .Interest Rate Risk
 .Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

                                   [GRAPH]

         1990   1991   1992   1994   1995   1996   1997   1998   1999

                                                                 6.50


Best Quarter: 2nd Quarter 1999 +10.24%
Worst Quarter: 3rd Quarter 1999 -8.48%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index, which is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                               Performance
               Inception                                                          Since
                 Date            1 year         5 year         10 year          3/3/1998
  Fund         3/3/1998           6.50%          N/A             N/A              8.29%
  S&P 500                        21.04%          N/A             N/A             21.70%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++
    0.80%                  0.00%                          0.38%                             1.18%

+Actual for the fiscal year ended 12/31/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. The Fund's investment advisor has currently agreed to limit Total Fund Operating Expenses to 1.05%. Including such waivers and expense reimbursements, Total Fund Operating Expenses would have been 1.05%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

   After:
  1 year                                                                  $120
  3 years                                                                 $375
  5 years                                                                 $649
  10 years                                                              $1,432

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                              VA Equity Index Fund


 FUND FACTS:

 Goal:
 . Price and Yield Performance Comparable to the S&P 500 Index


 Principal Investment:
 . Equity
   Securities
   listed in
   the S&P
   500 Index


 Investment Advisor:
 . First Capital Group


 Portfolio Manager:
 . William E. Zieff

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually
 ................................................................................

   INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

   INVESTMENT STRATEGY

The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio manager uses a computer model that closely monitors the industry weightings of the S&P 500 Index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's investment advisor uses a passive management approach and purchases all or a representative sample of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error" (i.e., the difference between the Fund's investment results (before expenses) and the S&P 500 Index's). Tracking error may arise as a result of brokerage costs, fees and operating expenses and a lack of correlation between the Fund's investments and the S&P 500 Index.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

Since the Fund commenced operations on 9/29/1999, total return information is not yet available for a full calendar year.

   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++
    0.32%                  0.00%                          0.30%                             0.62%

+Estimated for the fiscal year ending 12/31/2000.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 0.30%.


The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                                   $63
  3 years                                                                 $199

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                                   VA Fund

 FUND FACTS:

 Goal:
 . Long-term Capital Growth


 Principal Investment:
 . Large Cap U.S. Common Stocks

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Managers:
 . Jean C. Ledford, CFA
 . Richard Welsh

 NASDAQ Symbol:
 . EVEFX

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The Fund invests primarily in the common stocks of large U.S. companies. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies that the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Investment Style Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year to year. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-By-Year Total Return

                                   [GRAPH]

         1990   1991   1992   1994   1995   1996   1997   1998   1999

                                                   37.16   6.44  23.03


Best Quarter:4th Quarter 1999+18.02%
Worst Quarter:3rd Quarter 1998-17.20%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index and the S&P 500 Index. The Russell 2000 Index is an unmanaged, market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The S&P 500 Index is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                           Performance
                   Inception                                                  Since
                     Date          1 year       5 year       10 year        3/1/1996

  Fund             3/1/1996        23.03%        N/A           N/A           20.78%
  Russell 2000                     21.26%        N/A           N/A             N/A

  S&P 500                          21.04%        N/A           N/A           25.99%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++

    0.87%                  0.00%                          0.23%                             1.10%

+Restated for the fiscal year ended 12/31/1999 to reflect current fees. ++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.02%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                             $112
  3 years                                                            $350
  5 years                                                            $606
  10 years                                                         $1,340

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                              VA Foundation Fund
 FUND FACTS:

 Goals:
 . Reasonable Income
 . Conservation of Capital
 . Capital Appreciation

 Principal Investments:
 . Common and Preferred Stocks
 . U.S. Treasury and agency obligations
 . Investment grade debt securities

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Managers:
 . Jean C. Ledford, CFA
 . Richard Welsh

 NASDAQ Symbol:
 . EVFFX

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks, in order of priority: reasonable income, conservation of capital and capital appreciation.

   INVESTMENT STRATEGY

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.


The equity securities that the Fund invests in will include common stocks, preferred stocks and securities convertible or exchangeable for common stocks of companies of all market capitalizations with a focus on large companies. The Fund's investment in equity securities will be on the basis of the potential for capital appreciation. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies that the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception.


The Fund's fixed income portion will include securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate debt securities, bank obligations, and high quality commercial paper. The corporate debt securities that the Fund may invest in will be of investment grade quality rated in the top three categories of a nationally recognized statistical ratings organization, or if unrated, then determined to be of comparable quality by the portfolio managers.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Investment Style Risk
 .Interest Rate Risk
 .Credit Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

                                    [GRAPH]

      1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                                                       27.80  10.56  10.64


Best Quarter:  4th Quarter 1999 +13.26%
Worst Quarter: 3rd Quarter 1998  -7.37%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index, which is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                               Performance
               Inception                                                          Since
                 Date            1 year         5 year         10 year          3/1/1996
  Fund         3/1/1996          10.64%          N/A             N/A             16.62%
  S&P 500                        21.04%          N/A             N/A             25.99%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                          Expenses
    0.75%                  0.00%                          0.20%                             0.95%

+Restated for the fiscal year ended 12/31/1999 to reflect current fees.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                               $97
  3 years                                                             $303
  5 years                                                             $525
  10 years                                                          $1,166

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                             VA Global Leaders Fund


 FUND FACTS:

 Goal:
 . Long-Term Capital Growth

 Principal Investment:
 . Equity Securities

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Manager:
 . Edwin D. Miska
 . Anthony Han, CFA

 NASDAQ Symbol:
 . EVGLX

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital growth.

   INVESTMENT STRATEGY

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's investment advisor will screen the largest companies in major industrialized countries and invest in the 100 best companies selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence. Such companies may include those with the highest return on equity and consistent earnings growth, established market presence or operate in industries or sectors with significant growth prospects. The Fund's investment advisor will review and evaluate on an ongoing basis, its criteria for choosing these companies.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Investment Style Risk
 .Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exist in the U.S.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

                                    [GRAPH]

         1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                                                                 18.92  24.72


Best Quarter:  4th Quarter 1999 +21.86%
Worst Quarter: 3rd Quarter 1998 -14.25%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                         Performance
                 Inception                                                  Since
                   Date          1 year       5 year       10 year        3/6/1997
  Fund           3/6/1997        24.72%        N/A           N/A           18.48%
  MSCI World                     24.93%        N/A           N/A           20.45%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

  Management            12b-1                    Other                          Total Fund
     Fee                Fees                    Expenses                   Operating Expenses++
    0.87%               0.00%                    0.33%                            1.20%

+Restated for the fiscal year ended 12/31/1999 to reflect current fees. ++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.01%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

 After:
 1 year                                                               $122
 3 years                                                              $381
 5 years                                                              $660
 10 years                                                           $1,455

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                           VA Growth and Income Fund


 FUND FACTS:

 Goals:
 . Capital Growth
 . Current Income

 Principal Investment:
 . Common Stocks

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Managers:
 . Philip M. Foreman, CFA, CFP
 . Irene D. O'Neill, CFA

 NASDAQ Symbol:
 . EVGIX

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares and current income.

   INVESTMENT STRATEGY

The Fund invests primarily in common stocks of mid-sized U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace but which display certain characteristics of growth such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund may also invest up to 25% of its assets in foreign securities.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Investment Style Risk
 .Foreign Investment Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss of the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

                                    [GRAPH]

      1990   1991   1992   1993   1994   1995  1996   1997   1998   1999

                                                      34.66   4.77  18.57



Best Quarter:  4th Quarter 1999 +17.25%
Worst Quarter: 1st Quarter 1997 -0.81%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 400 Mid Cap Index (S&P 400), which is an unmanaged market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                               Performance
               Inception                                                          Since
                 Date            1 year         5 year         10 year          3/1/1996
  Fund         3/1/1996          18.57%          N/A             N/A             19.66%
  S&P 400                        14.72%          N/A             N/A             20.62%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++
    0.87%                  0.00%                          0.21%                             1.08%

+Restated for the fiscal year ended 12/31/1999 to reflect current fees. ++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.01%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                          $110
  3 years                                                         $343
  5 years                                                         $595
  10 years                                                      $1,317

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                                 VA Growth Fund


 FUND FACTS:

 Goal:
 . Long-Term Capital Growth


 Principal Investment:
 . Small-Cap U.S. Common Stocks

 Investment Advisor:
 . Mentor Investment Advisors LLC

 Portfolio Managers:
 . Theodore W. Price, CFA
 . Linda Ziglar, CFA
 . Jeffrey S. Drummond, CFA

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The Fund seeks to achieve its goal by normally investing at least 75% of its assets in common stocks of small and medium sized U.S. companies but may invest in companies of any size. The Fund's portfolio managers employ a growth style of equity management and will purchase stocks of companies that have demonstrated earnings, asset values, or growth potential which they believe are not yet reflected in the stock's market price. A key indicator of undervaluation considered by the portfolio managers would be a company whose earnings growth is above the S&P 500 Index's average.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

                                    [GRAPH]

      1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                                                                     21.21


Best Quarter:  4th Quarter 1999 +30.97%
Worst Quarter: 1st Quarter 1999 -2.07%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index, which is an unmanaged market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                           Performance
                   Inception                                                  Since
                     Date          1 year       5 year       10 year        3/3/1998
  Fund             3/3/1998        21.21%        N/A           N/A            5.93%
  Russell 2000                     21.26%        N/A           N/A            6.24%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++
    0.70%                  0.00%                          0.63%                             1.33%

+Actual for the fiscal year ended 12/31/1999.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees and reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. The Fund's investment advisor has currently agreed to limit Total Fund Operating Expenses to 0.97%. Including such waivers and expense reimbursements, Total Fund Operating Expenses would have been 0.97%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                              $135
  3 years                                                             $421
  5 years                                                             $729
  10 years                                                          $1,601

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                              VA High Income Fund


 FUND FACTS:

 Goals:
 . High Current Income
 . Capital Growth

 Principal Investments:
 . Lower- and Higher-Rated Fixed Income Securities

 Investment Advisor:
 . Mentor Investment Advisors LLC

 Portfolio Manager:
 . By committee of investment professionals

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

   INVESTMENT STRATEGY

The Fund may invest in both lower-rated and higher rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Fund may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities. The Fund may also invest up to 50% of its assets in foreign securities.


The Fund may invest in debt securities of any maturity. The portfolio managers will adjust the expected average life of the investments held in the Fund from time to time, depending on its assessment of relative yields and risks of securities of different maturities and its expectations of future changes in interest rates.


The Fund may invest a portion of its assets (and normally will invest at least 65% of its assets) in securities rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Services (S&P) and in unrated securities determined by the investment advisor to be of comparable quality, in an attempt to capture higher yields. The Fund may at times invest up to 10% of its assets in securities rated in the lower grades (Ca or C in the case of Moody's and CC, C or D in the case of S&P or in unrated securities determined by the investment advisor to be of comparable quality), if the investment advisor believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities.


The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities that may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

The Fund intends to sell a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN



   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Interest Rate Risk
 .Credit Risk
 .Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.


The Fund is also subject to the risks associated with investing in mortgage-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

   PERFORMANCE

Since the Fund commenced operations on June 30, 1999, total return information is not yet available for a full calendar year.


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++
    0.70%                  0.00%                          0.70%                             1.40%

+Estimated for the fiscal year ending 12/31/2000.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.00%.


The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                                  $143
  3 years                                                                 $443

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                          VA International Growth Fund


 FUND FACTS:

 Goals:
 . Long-Term Capital Growth
 . Modest Income

 Principal Investment:
 . Equity Securities of Non-U.S. Companies in Developed Markets

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Manager:
 . Gilman C. Gunn

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:

 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term growth of capital and secondarily, modest income.

   INVESTMENT STRATEGY

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). The investment advisor seeks both growth and value opportunities. For growth investments, the advisor seeks, among other things, good business models, good management and growth in cash flows. For value investments, the advisor seeks securities that are undervalued in the marketplace and which have a trigger, or catalyst, that will cause their values to eventually be realized. The Fund may also invest in debt securities, including up to 10% of its assets in below investment grade debt securities. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Interest Rate Risk
 .Credit Risk
 .Foreign Investment Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN



   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss of the Fund in each calendar year since its inception on 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)


                                    [GRAPH]

      1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                                                                     38.22



Best Quarter:  4th Quarter 1999 +26.01%
Worst Quarter: 1st Quarter 1999  +4.41%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International EAFE Index (MSCI
EAFE), which is an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australasia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                                 Performance
                 Inception                                                          Since
                   Date            1 year         5 year         10 year          8/17/1998
  Fund           8/17/1998         38.22%          N/A             N/A             20.92%

  MSCI EAFE                        29.96%          N/A             N/A             32.66%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++
    0.66%                  0.00%                          1.81%                             2.47%

+Restated for the fiscal year ended 12/31/1999 to reflect current fees. ++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.03%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                                  $250
  3 years                                                                 $770
  5 years                                                               $1,316
  10 years                                                              $2,806

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                                VA Masters Fund



 FUND FACTS:

 Goal:
 . Long-Term Capital Growth


 Principal Investment:
 . Common Stocks of All Market Caps

 Investment Advisor:
 . Evergreen Investment Management

 Portfolio Manager:
 . By Committee

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The Fund's investment program is based on the Manager of Managers strategy of the investment advisor which allocates the Fund's portfolio assets on an approximately equal basis among four investment management organizations or sub-advisors--each of which employs a different investment style.

The Fund's current sub-advisors are:
 Evergreen Asset Management Corp. (EAMC)
 MFS Institutional Advisors, Inc. (MFS)
 OppenheimerFunds, Inc. (Oppenheimer)
 Putnam Investment Management, Inc. (Putnam)

The following investment styles will be applied by the sub-advisors to the segment of the Fund's portfolio for which that sub-advisor is responsible.

EAMC's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign companies with market capitalizations between approximately $500 million and $5 billion. EAMC invests in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential. EAMC will use a value-oriented investment strategy.

MFS manages its segment of the portfolio by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), including foreign growth securities, which are not traded on a U.S. exchange. MFS will use a growth-oriented investment strategy.

Oppenheimer manages its segment of the portfolio by investing primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital appreciation. Oppenheimer will use a blended growth- and value-oriented investment strategy.

Putnam's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign issuers with market capitalizations of $3 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital appreciation. In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam will use a growth-oriented investment strategy.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN



The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the sub-advisor deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Interest Rate Risk
 .Credit Risk
 .Investment Style Risk
 .Foreign Investment Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

   PERFORMANCE

Since the Fund commenced operations on 1/29/1999, total return information is not yet available for a full calendar year.


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++

    0.87%                  0.00%                          0.63%                             1.50%

+Restated for the fiscal year ended 12/31/1999 to reflect current fees. ++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.00%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                                  $153
  3 years                                                                 $474
  5 years                                                                 $818
  10 years                                                              $1,791

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

VA Omega Fund


 FUND FACTS:

 Goal:
 . Long-Term Capital Growth


 Principal Investments:
 . U.S. Common Stocks of All Market Caps


 Investment Advisor:
 . Evergreen Investment Management Company


 Portfolio Manager:
 . Maureen E. Cullinane, CFA

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The Fund invests primarily in common stocks of U.S. companies across all market capitalizations. The Fund's portfolio manager employs a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. The portfolio manager's active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio manager's investment decisions.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Investment Style Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)


                                    [GRAPH]

      1990   1991   1992   1993   1994   1995    1996  1997   1998   1999

                                                              22.25  47.24



Best Quarter:  4th Quarter 1999 +29.99%
Worst Quarter: 3rd Quarter 1998 -10.67%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index, which is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                         Performance
                         Inception                                          Since
                           Date        1 year     5 year     10 year      3/6/1997

  Fund                   3/6/1997      47.24%      N/A         N/A         27.80%

  Russell 1000 Growth                  33.16%      N/A         N/A         33.39%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                          Expenses

    0.52%                  0.00%                          0.44%                             0.96%

+Restated for the fiscal year ended 12/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                                   $98
  3 years                                                                 $306
  5 years                                                                 $531
  10 years                                                              $1,178

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                        VA Perpetual International Fund


 FUND FACTS:

 Goal:
 . Long-Term Capital Growth

 Principal Investment:
 . Equity Securities

 Investment Advisor:
 . Mentor Perpetual Advisors LLC

 Portfolio Managers:
 . Paul Chesson
 . Kathryn Langridge
 . Margaret Roddan
 . Stephen Whittaker
 . Robert Yerbury

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The Fund normally invest in a diversified portfolio of equity securities of issuers located outside the U.S. The Fund's portfolio managers choose equity securities across all market capitalizations. In identifying candidates for investment, the investment advisor considers a variety of factors, including the likelihood of above average earnings growth, attractive relative valuation, and whether the company has any proprietary advantages. The Fund invests in companies, large or small, where earnings are believed to be in a relatively strong growth trend, or where significant further growth is not anticipated but where the shares are thought to be undervalued. The Fund will normally invest a portion of its assets in securities of smaller companies and may at times invest a portion of its assets in issuers located in emerging markets. The Fund may also invest to a lesser extent in investment grade debt securities. When it chooses to invest in debt, the Fund seeks to maintain relatively high average credit quality but may vary its maturity. The investment advisor will adjust the maturity of the Fund's debt securities in response to changing market conditions.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Interest Rate Risk
 .Credit Risk
 .Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

If more than 25% of the Fund's total assets are invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the U.S.


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)


                                   [GRAPH]

     1990   1991   1992   1993   1994   1995   1996   1997   1998    1999

                                                                     39.99


Best Quarter:  4th Quarter 1999 +19.29%
Worst Quarter: 1st Quarter 1999  +7.92%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International EAFE Index (MSCI
EAFE), which is an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australasia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                                 Performance
                 Inception                                                          Since
                   Date            1 year         5 year         10 year          3/3/1998

  Fund           3/3/1998          39.99%          N/A             N/A             27.90%

  MSCI EAFE                        29.96%          N/A             N/A             16.95%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                            Total Fund
Management               12b-1                            Other                             Operating
   Fee                   Fees                            Expenses                           Expenses++

  1.00%                  0.00%                            0.96%                               1.96%

+Actual for the fiscal year ended 12/31/1999.
++The Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. The Fund's investment advisor has currently agreed to limit Total Fund Operating Expenses to 1.60%. Including such waivers and expense reimbursements, Total Fund Operating Expenses would have been 1.60%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                                  $199
  3 years                                                                 $615
  5 years                                                               $1,057
  10 years                                                              $2,285

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                            VA Small Cap Value Fund


 FUND FACTS:

 Goals:
 . Current Income
 . Capital Growth

 Principal Investment:
 . Small-Cap U.S. Common Stocks

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Manager:
 . Jordan D. Alexander, CFA

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.

   INVESTMENT STRATEGY

The Fund invests primarily in equity securities of small U.S. companies (less than $1.5 billion in market capitalization at time of purchase). The Fund's equity securities will include common stocks and securities convertible into common stock. The Fund's portfolio manager seeks to limit the investment risk of small company investing by seeking stocks that produce regular income and trade below what the portfolio manager considers their intrinsic value. The Fund's portfolio manager looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Investment Style Risk
 .Interest Rate Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss of the Fund in the calendar year since its inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

                                   [GRAPH]

         1990  1991  1992  1993  1994  1995   1996   1997   1998  1999

                                                                  12.07



Best Quarter:  2nd Quarter 1999 +17.26%
Worst Quarter: 1st Quarter 1999  -5.64%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Value Index. The Russell 2000 Value Index is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                        Performance
                        Inception                                          Since
                          Date        1 year     5 year     10 year      5/1/1998

  Fund                  5/1/1998      12.07%      N/A         N/A          5.22%

  Russell 2000 Value                  -1.49%      N/A         N/A         -9.51%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++

    0.87%                  0.00%                          0.50%                             1.37%

+Restated for the fiscal year ended 12/31/1999 to reflect current fees. ++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.01%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                                  $139
  3 years                                                                 $434
  5 years                                                                 $750
  10 years                                                              $1,646

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                            VA Special Equity Fund

 FUND FACTS:

 Goal:
 . Capital Growth

 Principal Investment:
 . Equity Securities of Small Companies

 Investment Advisor:
 . Meridian Investment Company

 Portfolio Manager:
 . Timothy M. Stevenson, CFA
 . Eric M. Teal
 . Jay Zelko

 NASDAQ Symbol:
 . None

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks capital growth.

   INVESTMENT STRATEGY

The Fund invests primarily in equity securities of U.S. companies with small market capitalizations. The Fund's portfolio managers choose companies that they expect will experience growth in earnings and price. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index by investing principally in a diversified portfolio of common stocks of domestic companies. The Fund may purchase stocks in initial public offerings ("IPOs").


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Stock Market Risk
 .Market Capitalization Risk
 .Investment Style Risk


You should be aware of the risks associated with the Fund purchasing IPOs. Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

Since the Fund commenced operations on 9/29/1999, total return information is not yet available for a full calendar year.


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                         Expenses++

    0.92%                  0.00%                          0.45%                             1.37%

+Estimated for the fiscal year ending 12/31/2000.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.00%.


The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

  After:
  1 year                                                                  $139
  3 years                                                                 $434

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                           VA Strategic Income Fund
 FUND FACTS:

 Goals:
 . High Current Income
 . Capital Growth

 Principal Investments:
 . Domestic High Yield, High Risk Bonds
 . Foreign Debt Securities
 . U.S. Government Securities

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Manager:
 . Prescott B. Crocker, CFA

 NASDAQ Symbol:
 . EVAYX

 Dividend Payment Schedule:
 . Annually

 ................................................................................

   INVESTMENT GOAL

The Fund seeks high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

   INVESTMENT STRATEGY

The Fund intends to allocate its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. This allocation will be made on the basis of the investment advisor's assessment of global opportunities for high income and high investment return. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio manager takes an aggressive approach to investing but seeks to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

The Fund intends to sell a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

 .Interest Rate Risk
 .Credit Risk
 .Foreign Investment Risk

In addition, the Fund principally invests in below investment grade bonds, commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

The Fund is also subject to the risks associated with investing in mortgage-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's returns have varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

                                    [GRAPH]

      1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                                                               5.91   1.64


Best Quarter:  4th Quarter 1999 +2.94%
Worst Quarter: 1st Quarter 1998 +0.58%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) and the Lehman Brothers Aggregate Bond Index (LBABI). The LBITGBI is an unmanaged fixed income index of U.S. government and U.S. government agency debt with one to ten years remaining to maturity. The LBABI is an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/1999)

                                                                                Performance
               Inception                                                           Since
                 Date            1 year          5 year         10 year          3/6/1997
  Fund         3/6/1997           1.64%           N/A             N/A              4.53%
  LBITGBI                         0.49%           N/A             N/A              5.62%
  LBABI                          -0.82%           N/A             N/A              5.85%


   EXPENSES

This section describes the estimated fees and expenses you would pay if you bought and held shares of the Fund. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.


Annual Fund Operating Expenses (expenses that are deducted from fund assets)+

                                                                                          Total Fund
  Management               12b-1                          Other                           Operating
     Fee                   Fees                          Expenses                          Expenses
    0.52%                  0.00%                          0.32%                             0.84%

+Restated for the fiscal year ended 12/31/1999 to reflect current fees.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

   After:
  1 year                                                                   $86
  3 years                                                                 $268
  5 years                                                                 $466
  10 years                                                              $1,037

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN


THE FUNDS' INVESTMENT ADVISORS

The investment advisor manages a Fund's investments and supervises its daily business affairs. There are seven investment advisors for the Evergreen Variable Annuity Funds in this prospectus. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253 billion in consolidated assets as of 3/31/2000. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.


Evergreen Asset Management Corp. (EAMC)
is the investment advisor to:
 .VA Fund
 .VA Foundation Fund
 .VA Global Leaders Fund
 .VA Growth and Income Fund
 .VA Small Cap Value Fund


EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $23.4 billion in assets for 20 of the Evergreen Funds. EAMC is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.


Evergreen Investment Management (EIM)
(formerly known as Capital Management Group), a division of First Union National Bank (FUNB), is the investment advisor to:
 . VA Masters Fund


EIM has been managing money for over 50 years and currently manages over $18.5 billion in investment assets for 25 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.


First Capital Group (FCG),
a division of FUNB, is the investment advisor to:
 . VA Equity Index Fund


FCG has been managing money for over 50 years and currently manages $11.1 billion in assets for 14 of the Evergreen Funds. FCG is located at 201 South College Street, Charlotte, North Carolina 28288-0630


Evergreen Investment Management Company (EIMC) is the investment advisor to:
 .VA Blue Chip Fund
 .VA International Growth Fund
 .VA Omega Fund
 .VA Strategic Income Fund


EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.7 billion in investment assets for 31 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


Mentor Investment Advisors LLC (MIA)
is the investment advisor to:
 .VA Capital Growth Fund
 .VA Growth Fund
 .VA High Income Fund


MIA and its affilitates currently manage over $14.1 billion in investment assets for 19 of the Evergreen Funds. MIA is located at 901 East Byrd Street, Richmond, Virginia 23219.


Mentor Perpetual Advisors LLC (MPA)
is the investment advisor to:
 . VA Perpetual International Fund


MPA, an investment advisory firm organized in 1995, is owned equally by Perpetual plc, a diversified financial services holding company, and MIA. The Perpetual organization currently serves as investment advisor for assets of more than $18 billion. Its clients include 28 unit and investment trusts and other public investment pools including private individuals, charities, pension plans and life assurance companies. MPA is located at 901 East Byrd Street, Richmond, Virginia 23219.


Meridian Investment Company (MIC)
is the investment advisor to:
 .VA Special Equity Fund


MIC has been managing money for over 15 years and currently manages over $768.6 million in investments for 3 of the Evergreen Funds. MIC is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.


Under the terms of the various investment advisory agreements, each Fund's investment advisor is entitled to receive a fee as a percentage of the Fund's average daily net assets. Each Fund's effective advisory fee rates for the fiscal year ended December 31, 1999 is set forth below.


VARIABLE ANNUITY FUNDS

                                   EVERGREEN


                                                            Effective Rate for
                                                            Advisory Services
                                                               For the Year
                                                             Ended 12/31/1999
  VA Blue Chip Fund*                                                N/A
  VA Capital Growth Fund                                          0.80%
  VA Equity Index Fund**                                          0.00%
  VA Fund                                                         0.87%
  VA Foundation Fund                                              0.83%
  VA Global Leaders Fund                                          0.76%
  VA Growth and Income Fund                                       0.88%
  VA Growth Fund                                                  0.70%
  VA High Income Fund***                                          0.14%
  VA International Growth Fund                                    0.00%
  VA Masters Fund****                                             0.45%
  VA Omega Fund+                                                  0.60%
  VA Perpetual International Fund                                 1.00%
  VA Small Cap Value Fund                                         0.59%
  VA Special Equity Fund**                                        0.00%
  VA Strategic Income Fund                                        0.61%

*The Fund commenced operations on April 28, 2000.
**The Fund commenced operations on September 29, 1999.
***The Fund commenced operations on June 30, 1999.
****The Fund commenced operations on January 29, 1999.
+The investment advisor changed on April 1, 1999 from EIM to EIMC; however, the contractual advisory fee rate did not change.


THE FUNDS' SUB-ADVISORS

Lieber & Company (Lieber) is the investment sub-advisor to:
 .VA Fund
 .VA Foundation Fund
 .VA Global Leaders Fund
 .VA Growth and Income Fund
 .VA Small Cap Value Fund


Lieber has provided investment research and other investment services since 1971. Lieber is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.


Under the terms of Lieber's sub-advisory agreements, it is entitled to be reimbursed by EAMC for the cost of providing sub-advisory services to EAMC. The Funds pay no direct fees to Lieber. The effective sub-advisory fee rates for the fiscal year ended December 31, 1999 received by Lieber is set forth below.


                                                          Effective Rate for
                                                         Sub-Advisory Services
                                                          For the Year Ended
                                                              12/31/1999
  VA Fund                                                        0.87%
  VA Foundation Fund                                             0.83%
  VA Global Leaders Fund                                         0.76%
  VA Growth and Income Fund                                      0.88%
  VA Small Cap Value Fund                                        0.59%


Subject to the supervision of EIM, each sub-advisor listed below manages a segment of VA Masters Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. The Fund pays no direct fees to any of the sub-advisors. The four sub-advisors of the Fund are:


EAMC is described above. Lieber, also described above, provides sub-advisory services to EAMC.


MFS Institutional Advisors, Inc. (MFS), 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. As of December 31, 1999, MFS managed more than $135 billion on behalf of more than
4.5 million investor accounts.


OppenheimerFunds, Inc. (Oppenheimer), Two World Trade Center, New York, New York 10048, has operated as an investment advisor since 1959. As of December 31, 1999, Oppenheimer and its subsidiaries managed investment companies with assets of more than $120 billion and with more than 5 million shareholder accounts.


Putnam Investment Management, Inc. (Putnam), One Post Office Square, Boston, Massachusetts 02109, has been managing mutual funds since 1937. As of December 31, 1999, Putnam and its affiliates managed more than $391 billion of assets for nearly 12 million shareholder accounts.


Through an exemptive order received from the Securities and Exchange Commission, EIM has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee VA Masters Fund's sub-advisors and recommend the hiring, termination and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of one of the sub-advisors. In addition, the exemptive order permits the disclosure of fees paid to unaffiliated sub-advisors on an aggregate basis only.


                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN


For the fiscal year ended 12/31/1999, the fees paid to the sub-advisors by EIM (EAMC for Lieber) were as follows:

                                                        % of VA Masters Fund's
  Sub-advisor                                             average net assets
  EAMC                                                          0.12%
  Lieber                                                        0.12%
  MFS, Oppenheimer, Putnam                                      0.38%

 THE FUNDS' PORTFOLIO MANAGERS

VA Blue Chip Fund
Judith A. Warners has managed the Fund since April 2000. Ms. Warners, a Vice President and portfolio manager since January 1995, joined EIMC as an analyst in 1981.


VA Capital Growth Fund
John G. Davenport, CFA, Richard H. Skeppstrom, II, Steven A. Certo, E. Craig Dauer, and John G. Jordan, III, CFA are the co-managers of the Fund. Mr. Davenport has co-managed the Fund since its inception and is a Managing Director, portfolio manager and Team Leader for the Large Capitalization Growth team; he joined MIA in 1992. Mr. Skeppstrom has co-managed the Fund since its inception and is a Senior Vice President and portfolio manager for the Large Capitalization Growth team; he joined MIA in 1992. Mr. Certo has co-managed the Fund since its inception and is a Vice President and portfolio manager for the Large Capitalization Growth team; he joined MIA in 1997. From August 1994 until joining MIA he was a research analyst with the equity research department of First Union Securities, Inc. (First Union Securities), an affiliate of MIA. Mr. Dauer has co-managed the Fund since June 1999 and is an Assistant Vice President and portfolio manager with the Large Capitalization Growth team. Mr. Dauer joined MIA in 1999 after previous employment as an equity research analyst at First Union Securities. Prior to joining First Union Securities in September 1996, Mr. Dauer was an MBA candidate at the Darden School of the University of Virginia. Mr. Jordan has co-managed the Fund since June 1999 after eight years of previous employment as an analyst and portfolio manager at Thompson, Siegel & Walmsley.


VA Equity Index Fund
William E. Zieff has managed the Fund since May 2000. Mr. Zieff joined FCG in January 2000 as Managing Director of Global Structured Products. Prior to joining FCG, Mr. Zieff was Managing Director and co-CIO of the Global Asset Allocation Group at Putnam Investments, Inc. from November 1996 until December 1998. From October 1992 until November 1996, Mr. Zieff was portfolio manager and Head of Asset Allocation at Grantham, Mayo, Van Otterloo & Co.


VA Fund
Jean C. Ledford, CFA, has been lead manager and Richard Welsh has been co-manager of the Fund since August 1999. Ms. Ledford has been President and Chief Executive Officer of EAMC since August 1999. From January 1997 until she joined EAMC, Ms. Ledford was employed as a portfolio manager at American Century Investments (American Century). From 1980 until she joined American Century, Ms. Ledford was an investment director at the State of Wisconsin Investment Board. Mr. Welsh has been a Senior Vice President and portfolio manager at EAMC since August 1999. From August 1994 until he joined EAMC, Mr. Welsh was a portfolio manager and analyst at American Century.

VA Foundation Fund
Ms. Ledford has been lead manager and Mr. Welsh has been co-manager of the Fund since August 1999.

VA Global Leaders Fund
Edwin D. Miska and Anthony Han, CFA co-manage the Fund. Mr. Miska has managed the Fund since March 1997. Mr. Miska has been an analyst with EAMC and its predecessor since 1986 and a portfolio manager since 1989. Mr. Han joined EAMC in January 2000 as a Vice President and portfolio manager. Prior to joining EAMC, Mr. Han was an international analyst with The Pioneer Group since September 1992.

VA Growth and Income Fund
Philip M. Foreman, CFA, is lead manager and Irene D. O'Neill, CFA, is co-manager of the Fund. Mr. Foreman managed the Fund alone from January 1999 until joined by Ms. O'Neill in September 1999. Mr. Foreman has been a portfolio manager at EAMC since joining EAMC in January 1999. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc. where he began as Vice President and became Senior Vice President in November 1994. Ms. O'Neill has been a portfolio manager at EAMC since March 1988.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN


VA Growth Fund
Theodore W. Price, CFA, Linda Ziglar, CFA and Jeffrey S. Drummond, CFA are the co-managers of the Fund. Mr. Price has co-managed the Fund since its inception and is a Managing Director, portfolio manager and Leader of the Small Capitalization Growth team of MIA. Mr. Price has been affiliated with MIA or its affiliates since March 1972. Ms. Ziglar has co-managed the Fund since its inception and is a Managing Director and portfolio manager; she joined MIA in 1991. Mr. Drummond has co-managed the Fund since its inception and is a Senior Vice President and portfolio manager; he joined MIA in 1993.


VA High Income Fund
This Fund is managed by a committee of investment professionals appointed by its investment advisor.


VA International Growth Fund
Gilman C. Gunn has managed the Fund since its inception. Mr. Gunn joined EIMC in January 1991 as Senior Vice President--International and portfolio manager and became Senior Vice President and Chief Investment Officer--International at EIMC in February 1997. Mr. Gunn has managed the Evergreen International Growth Fund since January 1991.


VA Omega Fund
Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager at EIMC since September 1987 and became a Senior Vice President and Senior Portfolio Manager in March 1997. She has been employed by EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.


VA Perpetual International Fund
The Fund is managed by the following team of investment professionals:


Paul Chesson has been the Far East Team Leader for the Fund since January 2000. Mr. Chesson has been a portfolio manager with Perpetual Portfolio Management Ltd. (PPM) since 1993. Mr. Chesson has been affiliated with MPA since January 2000. Kathryn Langridge has been the Emerging Markets Team Leader for the Fund since its inception. Ms. Langridge joined PPM in 1990 and is Head of Emerging Markets Investment. Ms. Langridge has been affiliated with MPA since April 1995. Margaret Roddan has been the Europe Team Leader for the Fund since its inception. Ms. Roddan has been a portfolio manager with PPM since 1992. Ms. Roddan has been affiliated with MPA since April 1995. Stephen Whittaker has been the UK Team Leader for the Fund since its inception. Mr. Whittaker has been a portfolio manager with PPM since 1987. Mr. Whittaker has been affiliated with MPA since April 1995. Robert Yerbury has been the Team Leader responsible for country allocation of the Fund since its inception. Mr. Yerbury has been Chief Investment Officer with PPM since October 1997. He joined PPM as a portfolio manager and head of the U.S. Equity Team in 1983. Mr. Yerbury has been affiliated with MPA since April 1995.


VA Small Cap Value Fund
Jordan D. Alexander, CFA, has managed or co-managed the Fund since April 1999. Mr. Alexander has been an assistant portfolio manager with EAMC since September 1998. From 1995 until he joined EAMC, he was an associate healthcare analyst at PaineWebber, Inc. From 1990 until he joined PaineWebber, Inc., Mr. Alexander was a senior analyst with Arthur Andersen LLP.


VA Special Equity Fund
Timothy M. Stevenson, CFA, Eric M. Teal and Jay Zelko, have been co-managers of the Fund since October 1999. Mr. Stevenson has been an investment professional since August 1981 and joined FUNB in November 1994 as a Senior Vice President and portfolio manager. Mr. Stevenson has been affiliated with MIC as a portfolio manager since October 1999. Mr.Teal joined FUNB in September 1993 as an investment officer and has been Vice President and quantitative equity analyst since September 1997. Currently, he heads the Quantitative Analysis/Portfolio Management Unit within FUNB. He is also responsible for equity quantitative management for the Evergreen Select Equity Funds. Mr. Teal has been affiliated with MIC as a portfolio manager since October 1999. Mr. Zelko joined FUNB in April 1994. He is an equity portfolio manager within MIC who maintains sector analytical and portfolio management responsibilities. Mr. Zelko has been affiliated with MIC as a portfolio manager since June 1999.


VA Strategic Income Fund
Prescott B. Crocker, CFA, has managed the Fund since its inception. Mr. Crocker is Senior Vice President, Senior Portfolio Manager, and head of the High Yield Bond Team at EIMC. He joined EIMC in February 1997 and initially served as the manager of the High Yield Bond Fund portfolio and the Strategic Income Fund portfolio.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

From 1993 until he joined EIMC, he held various positions at Boston Security Counselors, including President and Chief Investment Officer, and was Managing Director and a portfolio manager at Northstar Investment Management.

VA Masters Fund
Manager Oversight--EIM has appointed a committee of investment personnel which is primarily responsible for overseeing the sub-advisors of the VA Masters Fund. The investment advisor has ultimate responsibility for the investment performance of the Fund.

EIM continuously monitors the performance and investment styles of the Fund's sub-advisors and from time to time may recommend changes of sub-advisors based on factors such as changes in a sub-advisor's investment style or a departure by a sub-advisor from the investment style for which it had been selected, a deterioration in a sub-advisor's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.


One segment of the Fund's portfolio managed by a sub-advisor may be larger or smaller at various times than other segments, but the investment advisor will not reallocate assets among the segments to reduce these differences in size until the assets allocated to one sub-advisor either exceed 35% or are less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event the investment advisor may, but is not obligated to, reallocate assets among sub-advisors to provide for a more equal distribution of the Fund's assets.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share for a Fund purchase or the amount received for a Fund redemption is based on the next price calculated after the order is received and all required information is provided.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount

VARIABLE ANNUITY FUNDS
40

                                   EVERGREEN


of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds
Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions
Each Fund passes along the net income or profits it receives from its investments. The Evergreen Variable Annuity Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

 . Dividends. The Fund pays a yearly dividend from the dividends, interest and other income on the securities in which it invests.

 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Variable Annuity Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses and, in certain instances, sub-advisory fees.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust


FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial

                                                  Year Ended December 31,
                                                  --------------------------
                                                     1999        1998 (a)
 VA CAPITAL GROWTH FUND
 Net asset value, beginning of period             $     13.58  $     12.50
                                                  -----------  -----------
 Income from investment operations
 Net investment income                                   0.01         0.03
 Net realized and unrealized gains on securities         0.87         1.05
                                                  -----------  -----------
 Total from investment operations                        0.88         1.08
                                                  -----------  -----------
 Distributions to shareholders from
 Net investment income                                  (0.02)           0
 Net realized gains                                     (0.02)           0
                                                  -----------  -----------
 Total distributions                                    (0.04)           0
                                                  -----------  -----------
 Net asset value, end of period                   $     14.42  $     13.58
                                                  -----------  -----------
 Total return*                                           6.50%        8.64%
 Ratios and supplemental data
 Net assets, end of period (thousands)            $    28,377  $    20,142
 Ratios to average net assets
  Expenses**                                             1.18%        1.05%+
  Net investment income                                  0.06%        0.50%+
 Portfolio turnover rate                                   87%          54%

                                                          Period Ended
                                                      December 31, 1999 (b)
 VA EQUITY INDEX FUND
 Net asset value, beginning of period                        $ 10.00
                                                             -------
 Income from investment operations
 Net investment income                                          0.03
 Net realized and unrealized gains on securities and
  futures contracts                                             1.51
                                                             -------
 Total from investment operations                               1.54
                                                             -------
 Distributions to shareholders from
 Net investment income                                         (0.03)
 Net realized gains                                            (0.03)
                                                             -------
 Total distributions                                           (0.06)
                                                             -------
 Net asset value, end of period                              $ 11.48
                                                             -------
 Total return*                                                 15.47%
 Ratios and supplemental data
 Net assets, end of period (thousands)                       $18,685
 Ratios to average net assets
  Expenses**                                                    0.31%+
  Net investment income                                         1.34%+
 Portfolio turnover rate                                           5%

(a) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(b) For the period from September 29, 1999 (commencement of operations) to De-cember 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust


information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

                                             Year Ended December 31,
                                        -------------------------------------
                                        1999 #   1998 #   1997 #   1996 (a) #
 VA FUND
 Net asset value, beginning of period   $ 15.31  $ 14.89  $ 11.41   $ 10.00
                                        -------  -------  -------   -------
 Income from investment operations
 Net investment income                     0.09     0.07     0.06      0.05
 Net realized and unrealized gains on
  securities                               3.36     0.86     4.15      1.44
                                        -------  -------  -------   -------
 Total from investment operations          3.45     0.93     4.21      1.49
                                        -------  -------  -------   -------
 Distributions to shareholders from
 Net investment income                    (0.11)       0    (0.05)    (0.05)
 Net realized gains                       (1.34)   (0.51)   (0.68)    (0.03)
                                        -------  -------  -------   -------
 Total distributions                      (1.45)   (0.51)   (0.73)    (0.08)
                                        -------  -------  -------   -------
 Net asset value, end of period         $ 17.31  $ 15.31  $ 14.89   $ 11.41
                                        -------  -------  -------   -------
 Total return*                            23.03%    6.44%   37.16%    14.90%
 Ratios and supplemental data
 Net assets, end of period (thousands)  $69,774  $45,820  $21,600   $10,862
 Ratios to average net assets
  Expenses**                               1.02%    1.01%    1.01%     1.00%+
  Net investment income                    0.57%    0.49%    0.42%     0.87%+
 Portfolio turnover rate                    111%      16%      32%        6%

                                              Year Ended December 31,
                                        --------------------------------------
                                          1999    1998 #   1997 #   1996 (a) #
 VA FOUNDATION FUND
 Net asset value, beginning of period   $  14.47  $ 13.54  $ 11.31   $ 10.00
                                        --------  -------  -------   -------
 Income from investment operations
 Net investment income                      0.28     0.35     0.26      0.16
 Net realized and unrealized gains on
  securities                                1.27     1.07     2.86      1.37
                                        --------  -------  -------   -------
 Total from investment operations           1.55     1.42     3.12      1.53
                                        --------  -------  -------   -------
 Distributions to shareholders from
 Net investment income                     (0.28)   (0.26)   (0.24)    (0.16)
 Net realized gains                        (0.04)   (0.23)   (0.65)    (0.06)
                                        --------  -------  -------   -------
 Total distributions                       (0.32)   (0.49)   (0.89)    (0.22)
                                        --------  -------  -------   -------
 Net asset value, end of period         $  15.70  $ 14.47  $ 13.54   $ 11.31
                                        --------  -------  -------   -------
 Total return*                             10.64%   10.56%   27.80%    15.30%
 Ratios and supplemental data
 Net assets, end of period (thousands)  $145,566  $78,371  $31,840   $15,812
 Ratios to average net assets
  Expenses**                                0.95%    1.00%    1.01%     1.00%+
  Net investment income                     2.29%    2.44%    2.15%     2.70%+
 Portfolio turnover rate                      77%      10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                   Year Ended December 31,
                                                  ---------------------------
                                                   1999    1998 #  1997 (a) #
 VA GLOBAL LEADERS FUND
 Net asset value, beginning of period             $ 12.76  $10.79    $10.00
                                                  -------  ------    ------
 Income from investment operations
 Net investment income                               0.06    0.10      0.11
 Net realized and unrealized gains on securities
  and foreign currency related transactions          3.09    1.94      0.77
                                                  -------  ------    ------
 Total from investment operations                    3.15    2.04      0.88
                                                  -------  ------    ------
 Distributions to shareholders from
 Net investment income                              (0.06)  (0.07)    (0.06)
 Net realized gains                                     0       0     (0.03)
                                                  -------  ------    ------
 Total distributions                                (0.06)  (0.07)    (0.09)
                                                  -------  ------    ------
 Net asset value, end of period                   $ 15.85  $12.76    $10.79
                                                  -------  ------    ------
 Total return*                                      24.72%  18.92%     8.80%
 Ratios and supplemental data
 Net assets, end of period (thousands)            $21,022  $9,583    $2,899
 Ratios to average net assets
  Expenses**                                         1.01%   1.04%     1.05%+
  Net investment income                              0.58%   0.89%     1.15%+
 Portfolio turnover rate                               17%     12%       11%

                                             Year Ended December 31,
                                        -------------------------------------
                                        1999 #   1998 #   1997 #   1996 (b) #
 VA GROWTH AND INCOME FUND
 Net asset value, beginning of period   $ 15.58  $ 15.29  $ 11.83   $ 10.00
                                        -------  -------  -------   -------
 Income from investment operations
 Net investment income                     0.07     0.16     0.08      0.06
 Net realized and unrealized gains on
  securities and foreign currency
  related transactions                     2.74     0.56     4.01      1.84
                                        -------  -------  -------   -------
 Total from investment operations          2.81     0.72     4.09      1.90
                                        -------  -------  -------   -------
 Distributions to shareholders from
 Net investment income                    (0.06)   (0.13)   (0.07)    (0.06)
 Net realized gains                       (0.89)   (0.30)   (0.56)    (0.01)
                                        -------  -------  -------   -------
 Total distributions                      (0.95)   (0.43)   (0.63)    (0.07)
                                        -------  -------  -------   -------
 Net asset value, end of period         $ 17.44  $ 15.58  $ 15.29   $ 11.83
                                        -------  -------  -------   -------
 Total return*                            18.57%    4.77%   34.66%    19.00%
 Ratios and supplemental data
 Net assets, end of period (thousands)  $84,067  $60,576  $31,088   $14,484
 Ratios to average net assets
  Expenses**                               1.01%    1.01%    1.01%     1.00%+
  Net investment income                    0.44%    1.02%    0.59%     1.00%+
 Portfolio turnover rate                     66%      13%      18%        2%

(a) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
(b) For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                 ---------------------------
                                                    1999         1998 (a)
 VA GROWTH FUND
 Net asset value, beginning of period            $     11.46   $     12.50
                                                 -----------   -----------
 Income from investment operations
 Net investment income or loss                         (0.07)         0.02
 Net realized and unrealized gains or losses on
  securities                                            2.50         (1.06)
                                                 -----------   -----------
 Total from investment operations                       2.43         (1.04)
                                                 -----------   -----------
 Distributions to shareholders from
 Net investment income                                 (0.02)            0
                                                 -----------   -----------
 Total distributions                                   (0.02)            0
                                                 -----------   -----------
 Net asset value, end of period                  $     13.87   $     11.46
                                                 -----------   -----------
 Total return*                                         21.21%        (8.32%)
 Ratios and supplemental data
 Net assets, end of period (thousands)           $    15,888   $    11,064
 Ratios to average net assets
  Expenses**                                            1.33%         0.97%+
  Net investment income or loss                        (0.67%)        0.44%+
 Portfolio turnover rate                                 143%           62%

                                                       Period Ended
                                                  December 31, 1999 (b)
 VA HIGH INCOME FUND
 Net asset value, beginning of period                     $10.00
                                                          ------
 Income from investment operations
 Net investment income                                      0.29
 Net realized and unrealized gains on securities            0.16
                                                          ------
 Total from investment operations                           0.45
                                                          ------
 Distributions to shareholders from
 Net investment income                                     (0.30)
                                                          ------
 Net asset value, end of period                           $10.15
                                                          ------
 Total return                                               4.46%
 Ratios and supplemental data
 Net assets, end of period (thousands)                    $5,257
 Ratios to average net assets
  Expenses*                                                 1.02%+
  Net investment income                                     5.88%+
 Portfolio turnover rate                                      19%

(a) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(b) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                 --------------------------
                                                  1999 #       1998 (a) #
 VA INTERNATIONAL GROWTH FUND
 Net asset value, beginning of period            $      9.39    $     10.00
                                                 -----------    -----------
 Income from investment operations
 Net investment income                                  0.09           0.03
 Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions                                          3.48          (0.64)
                                                 -----------    -----------
 Total from investment operations                       3.57          (0.61)
                                                 -----------    -----------
 Distributions to shareholders from
 Net investment income                                 (0.14)             0
 Net realized gains                                    (0.10)             0
                                                 -----------    -----------
 Total distributions                                   (0.24)             0
                                                 -----------    -----------
 Net asset value, end of period                  $     12.72    $      9.39
                                                 -----------    -----------
 Total return*                                         38.22%         (6.10%)
 Ratios and supplemental data
 Net assets, end of period (thousands)           $     3,782    $     1,425
 Ratios to average net assets
  Expenses**                                            1.03%          1.02%+
  Net investment income                                 0.87%          1.05%+
 Portfolio turnover rate                                 144%            59%

                                                           Period Ended
                                                      December 31, 1999 (b) #
 VA MASTERS FUND
 Net asset value, beginning of period                         $ 10.00
                                                              -------
 Income from investment operations
 Net investment income                                           0.01
 Net realized and unrealized gains on securities and
  foreign currency related transactions                          2.74
                                                              -------
 Total from investment operations                                2.75
                                                              -------
 Distributions to shareholders from
 Net investment income                                          (0.01)
 Net realized gains                                             (0.16)
                                                              -------
 Total distributions                                            (0.17)
                                                              -------
 Net asset value, end of period                               $ 12.58
                                                              -------
 Total return*                                                  27.58%
 Ratios and supplemental data
 Net assets, end of period (thousands)                        $18,873
 Ratios to average net assets
  Expenses**                                                     1.00%+
  Net investment income                                          0.15%+
 Portfolio turnover rate                                           83%

(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(b) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                   Year Ended December 31,
                                                 -----------------------------
                                                 1999 #    1998 #   1997 (a) #
 VA OMEGA FUND
 Net asset value, beginning of period            $ 13.57   $11.10     $10.00
                                                 -------   ------     ------
 Income from investment operations
 Net investment loss                               (0.06)   (0.04)     (0.06)
 Net realized and unrealized gains on securities    6.47     2.51       1.16
                                                 -------   ------     ------
 Total from investment operations                   6.41     2.47       1.10
                                                 -------   ------     ------
 Net asset value, end of period                  $ 19.98   $13.57     $11.10
                                                 -------   ------     ------
 Total return*                                     47.24%   22.25%     11.00%
 Ratios and supplemental data
 Net assets, end of period (thousands)           $24,176   $4,039     $1,868
 Ratios to average net assets
  Expenses**                                        0.96%    1.02%      1.06%+
  Net investment loss                              (0.35%)  (0.33%)    (0.74%)+
 Portfolio turnover rate                             120%      49%        39%

                                                  Year Ended December 31,
                                                  --------------------------
                                                     1999        1998 (b)
 VA PERPETUAL INTERNATIONAL FUND
 Net asset value, beginning of period             $     14.01  $     12.50
                                                  -----------  -----------
 Income from investment operations
 Net investment income                                   0.02         0.02
 Net realized and unrealized gains on securities
  and foreign currency related transactions              5.58         1.49
                                                  -----------  -----------
 Total from investment operations                        5.60         1.51
                                                  -----------  -----------
 Distributions to shareholders from
 Net realized gains                                     (0.01)           0
                                                  -----------  -----------
 Total distributions                                    (0.01)           0
                                                  -----------  -----------
 Net asset value, end of period                   $     19.60  $     14.01
                                                  -----------  -----------
 Total return*                                          39.99%       12.08%
 Ratios and supplemental data
 Net assets, end of period (thousands)            $    24,816  $    11,821
 Ratios to average net assets
  Expenses**                                             1.96%        1.60%+
  Net investment income                                  0.13%        0.34%+
 Portfolio turnover rate                                  113%          95%

(a) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
(b) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                 ---------------------------
                                                   1999        1998 (a) #
 VA SMALL CAP VALUE FUND
 Net asset value, beginning of period            $      9.58    $     10.00
                                                 -----------    -----------
 Income from investment operations
 Net investment income                                  0.13           0.15
 Net realized and unrealized gains or losses on
  securities                                            1.02          (0.45)
                                                 -----------    -----------
 Total from investment operations                       1.15          (0.30)
                                                 -----------    -----------
 Distributions to shareholders from
 Net investment income                                 (0.13)         (0.11)
 Net realized gains                                    (0.46)         (0.01)
                                                 -----------    -----------
 Total distributions                                   (0.59)         (0.12)
                                                 -----------    -----------
 Net asset value, end of period                  $     10.14    $      9.58
                                                 -----------    -----------
 Total return*                                         12.07%         (2.86%)
 Ratios and supplemental data
 Net assets, end of period (thousands)           $     4,958    $     2,282
 Ratios to average net assets
  Expenses**                                            1.01%          1.02%+
  Net investment income                                 1.69%          2.49%+
 Portfolio turnover rate                                  65%            16%

                                                      Period Ended
                                                  December 31, 1999 (b)
 VA SPECIAL EQUITY FUND
 Net asset value, beginning of period                    $10.00
                                                         ------
 Income from investment operations
 Net realized and unrealized gains on securities           1.88
                                                         ------
 Total from investment operations                          1.88
                                                         ------
 Distributions to shareholders from
 Net realized gains                                       (0.04)
                                                         ------
 Total distributions                                      (0.04)
                                                         ------
 Net asset value, end of period                          $11.84
                                                         ------
 Total return*                                            18.87%
 Ratios and supplemental data
 Net assets, end of period (thousands)                   $3,059
 Ratios to average net assets
  Expenses**                                               1.03%+
  Net investment loss                                     (0.07%)+
 Portfolio turnover rate                                    104%

(a) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                  Year Ended December 31,
                                                 ----------------------------
                                                 1999 #   1998 #   1997 (a) #
 VA STRATEGIC INCOME FUND
 Net asset value, beginning of period            $ 10.39  $ 10.20    $10.00
                                                 -------  -------    ------
 Income from investment operations
 Net investment income                              0.73     0.64      0.32
 Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions                                     (0.56)   (0.04)     0.21
                                                 -------  -------    ------
 Total from investment operations                   0.17     0.60      0.53
                                                 -------  -------    ------
 Distributions to shareholders from
 Net investment income                                 0    (0.41)    (0.31)
 Net realized gains                                    0        0     (0.02)
                                                 -------  -------    ------
 Total distributions                                   0    (0.41)    (0.33)
                                                 -------  -------    ------
 Net asset value, end of period                  $ 10.56  $ 10.39    $10.20
                                                 -------  -------    ------
 Total return*                                      1.64%    5.91%     5.28%
 Ratios and supplemental data
 Net assets, end of period (thousands)           $18,076  $11,182    $2,204
 Ratios to average net assets
  Expenses**                                        0.84%    1.02%     1.02%+
  Net investment income                             7.02%    6.05%     5.34%+
 Portfolio turnover rate                             205%     231%      119%

(a) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN


OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The VA Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.


The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, VA High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses. VA High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.


The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.


While not principal investment strategies, the VA Blue Chip Fund, VA Foundation Fund and VA Omega Fund may each invest up to 25% (however each Fund's current intention is to invest no more than 10%, 10% and 15%, respectively), VA Capital Growth Fund may invest up to 15%, each of the VA Equity Index Fund and VA Special Equity Fund may invest up to 10% and VA Small Cap Value Fund may invest up to 5%, of its assets, respectively, in foreign securities.


If a Fund invests in foreign securities, which may include foreign currency transactions, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgement of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.


VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the Statement of Additional Information for more information.


Generally, the portfolio manager(s) of VA Fund, VA Growth Fund, VA International Growth Fund, VA High Income Fund, VA Omega Fund, VA Perpetual International Fund, VA Special Equity Fund and VA Strategic Income Fund, do(es) not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.


Although not a principal investment strategy of the VA Growth and Income Fund, the Fund may invest up to 5% of its assets in debt securities which are rated below investment grade, commonly known as "junk bonds." Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risks. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value. In addition, below investment grade bonds are subject to credit risk and interest rate risk which are discussed under "Overview of Fund Risks" on page 2.


 Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

VARIABLE ANNUITY FUNDS
50

                                   EVERGREEN

                                     Notes
                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN

                                Evergreen Funds


Money Market
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund


Tax Advantaged
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
High Grade Municipal Bond Fund
Maryland Municipal Bond Fund
Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Short-Intermediate Municipal Fund
South Carolina Municipal Bond Fund
Tax-Free High Income Fund
Virginia Municipal Bond Fund


Income
Capital Preservation and Income Fund
Diversified Bond Fund
High Income Fund
High Yield Bond Fund
Intermediate Term Bond Fund
Short Duration Income Fund
Strategic Income Fund
U.S. Government Fund


Balanced
Balanced Fund
Capital Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund


Growth & Income
Blue Chip Fund
Equity Income Fund
Growth and Income Fund
Income and Growth Fund
Select Equity Index Fund
Small Cap Value Fund
Utility Fund
Value Fund


Domestic Growth
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Masters Fund
Omega Fund
Select Special Equity Fund
Small Company Growth Fund
Stock Selector Fund
Strategic Growth Fund
Tax Strategic Equity Fund


Global International
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund


Variable Annuity
VA Blue Chip Fund
VA Capital Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreen-funds.com

VARIABLE ANNUITY FUNDS

                             QUICK REFERENCE GUIDE

1  Information Line for Hearing and Speech Impaired (TTY/TDD)
    Call 1-800-343-2888
    Each business day, 8 a.m. to 6 p.m. Eastern time

2  Write us a letter
    Evergreen Service Company
    P.O. Box 2121
    Boston, MA 02106-9970
    . for general correspondence


3  For express, registered or certified mail:
    Evergreen Service Company
    200 Berkeley Street
    Boston, MA 02116-5034

4  Visit us on-line:
    www.evergreen-funds.com

    For More Information About the Evergreen Variable Annuity Funds, Ask for:

    The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

    The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

    For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment representative. We will mail material within three business days.


    Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.


90609                                                    Sec File No.: 811-8716
                                                                537769 RV6


[LOGO OF EVERGREEN FUNDS]

401 South Tryon Street                                     --------------
Charlotte, NC 28288                                           PRSRT STD
                                                            U.S. POSTAGE
                                                                PAID
                                                             HUDSON, MA
                                                            PERMIT NO 19
                                                           --------------

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        EVERGREEN VARIABLE ANNUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2000

                 Evergreen VA Blue Chip Fund ("Blue Chip Fund")

            Evergreen VA Capital Growth Fund ("Capital Growth Fund")
              Evergreen VA Equity Index Fund ("Equity Index Fund")
                      Evergreen VA Fund ("Evergreen Fund ")
                Evergreen VA Foundation Fund ("Foundation Fund ")
            Evergreen VA Global Leaders Fund ("Global Leaders Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
                    Evergreen VA Growth Fund ("Growth Fund")
               Evergreen VA High Income Fund ("High Income Fund ")
      Evergreen VA International Growth Fund ("International Growth Fund")
                   Evergreen VA Masters Fund ("Masters Fund")
                     Evergreen VA Omega Fund ("Omega Fund")
   Evergreen VA Perpetual International Fund ("Perpetual International Fund")
           Evergreen VA Small Cap Value Fund ("Small Cap Value Fund") Evergreen VA Special Equity Fund ("Special Equity Fund") and Evergreen VA Strategic Income Fund ("Strategic Income Fund")


    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").



         This Statement of Additional Information ("SAI") pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated May 1, 2000 for the Fund in which you are interested. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies ("Participating Insurance Companies"). Copies of the prospectus may be obtained without charge by calling
(800) 343-2898.


         Certain information is incorporated by reference to the Funds' Annual Report dated December 31, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS


PART 1


FUND HISTORY.......................................................1-1
INVESTMENT POLICIES................................................1-1
OTHER SECURITIES AND PRACTICES.....................................1-3
PRINCIPAL HOLDERS OF FUND SHARES...................................1-3
EXPENSES...........................................................1-7
PERFORMANCE.......................................................1-16
SERVICE PROVIDERS.................................................1-17
FINANCIAL STATEMENTS..............................................1-20


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES......2-1
ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
    OF EVERGREEN VA MASTERS FUND..................................2-18
PURCHASE, REDEMPTION AND PRICING OF SHARES........................2-18
PERFORMANCE CALCULATIONS..........................................2-19
TAX INFORMATION...................................................2-21
BROKERAGE.........................................................2-22
ORGANIZATION......................................................2-23
INVESTMENT ADVISORY AGREEMENT.....................................2-24
MANAGEMENT OF THE TRUST...........................................2-25
CORPORATE  BOND RATINGS...........................................2-28
ADDITIONAL INFORMATION............................................2-34

                                     PART 1

                                  FUND HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on December 23, 1997. Each Fund is a diversified series of Evergreen Variable Annuity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:


         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.


         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.


                        PRINCIPAL HOLDERS OF FUND SHARES


         As of March 31, 2000, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.


         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of March 31, 2000.


                ---------------------------------------------------------

                Blue Chip Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                None
                ---------------------------------------------------------
                ---------------------------------------------------------

                Capital Growth Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Hartford Life Insurance Company              84.79%
                Separate Account 2
                Attn: Carol Lewis
                200 Hopemeadow St
                Simsbury, CT 06089-9625
                ---------------------------------------------------------
                ---------------------------------------------------------
                PFL Life Ins Company                         9.25%
                4333 Edgewood Road NE
                Cedar Rapis, IA 52499-0001
                ---------------------------------------------------------
                ---------------------------------------------------------
                Hartford Life & Annuity Insurance Co         5.44%
                Separate Account One
                Attn: Carol Lewis
                200 Hopemeadow St
                Simsbury, CT 06089-9625
                ---------------------------------------------------------
                ---------------------------------------------------------

                Equity Index Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                First Union Corp                             59.33%
                c/o Evergreen Investment Services
                Attn: Lori Gibson NC 1195
                401 S Tryon St 5th FL
                Charlotte, NC 28288-1195
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance                    39.31%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. BOX 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------

                Evergreen Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance                    75.35%
                Variable Account #6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------
                Security Equity Life Insurance Co            13.18%
                c/o Conning Asset Management Co
                Attn: Bonnie Harris Mail Code H3-10
                700 Market St
                St Louis, MO 63101-1829
                ---------------------------------------------------------
                ---------------------------------------------------------
                Security Equity Life Insurance Co            8.16%
                c/o Conning Asset Management Co
                Attn Bonnie Harris Mail Code H3-10
                700 Market St
                St Louis, MO 63101-1829
                ---------------------------------------------------------
                ---------------------------------------------------------

                Foundation Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance Co.                77.63%
                Variable Account #6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------
                Security Equity Life Insurance Co.           8.28%
                c/o Conning Asset Management Co
                Attn: Bonnie Harris Mail Code H3-10
                700 Market St
                St Louis, MO 63101-1829
                ---------------------------------------------------------
                ---------------------------------------------------------
                PFL Life Ins Company                         11.38%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------------
                ---------------------------------------------------------

                Global Leaders Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance Co.                81.39%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------
                American Skandia Assurance Corp              13.24%
                Variable Account B Class 1
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------------
                ---------------------------------------------------------

                Growth and Income Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance Co.                87.51%
                Variable Account #6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------
                Security Equity Life Insurance Co.           6.34%
                Registered Share Account
                c/o Conning Asset Management Co
                Attn: Bonnie Harris Mail Code H3-10
                700 Market St
                St Louis, MO 63101-1829
                ---------------------------------------------------------
                ---------------------------------------------------------

                Growth Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Hartford Life Insurance Company              90.18%
                Separate Account 2
                Attn: Carol Lewis
                200 Hopemeadow St
                Simsbury, CT 06089-9625
                ---------------------------------------------------------
                ---------------------------------------------------------
                Hartford Life & Annuity Insurance Co         5.34%
                Separate Account One
                Attn: Carol Lewis
                200 Hopemeadow St
                Simsbury, CT 06089-9625
                ---------------------------------------------------------
                ---------------------------------------------------------

                High Income Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                First Union Corp                             96.48%
                C/c Evergreen Investment Services
                Attn: Lori Gibson NC 1195
                401 S Tryon St 5th FL
                Charlotte, NC 28288-1195
                ---------------------------------------------------------
                ---------------------------------------------------------

                International Growth Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance                    71.91%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance                    23.28%
                NWVA6 Seed Account
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------

                Masters Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance                    77.85%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance Co.                22.04%
                Seed Account
                Variable Account Six
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------

                Omega Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance                    92.48%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. BOX 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------

                Perpetual International Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Hartford Life Insurance Company              92.28%
                Separate Account 2
                Attn: Carol Lewis
                200 Hopemeadow St
                Simsbury, CT 06089-9625
                ---------------------------------------------------------
                ---------------------------------------------------------
                Hartford Life & Annuity Insurance Co         7.71%
                Separate Account One
                Attn: Carol Lewis
                200 Hopemeadow St
                Simsbury, CT 06089-9625
                ---------------------------------------------------------

                ---------------------------------------------------------

                Small Cap Value Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance                    80.31%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. BOX 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance                    18.87%
                NWVA6 Seed Account
                c/o IPO Portfolio Accounting
                P.O. BOX 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------
                ---------------------------------------------------------

                Special Equity Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                American Skandia Assurance Corp              82.48%
                Variable Account B Class 1
                Attn: Investment Accounting
                P.O. BOX 883
                Shelton, CT 06484-0883
                ---------------------------------------------------------
                ---------------------------------------------------------
                First Union Corp                             13.77%
                c/o Evergreen Investment Services
                Attn: Lori Gibson NC 1195
                401 S Tryon ST 5th FL
                Charlotte, NC 28288-1195
                ---------------------------------------------------------
                ---------------------------------------------------------

                Strategic Income Fund
                ---------------------------------------------------------
                ---------------------------------------------------------
                Nationwide Life Insurance Co.                99.55%
                NWVA6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------------

                                    EXPENSES

Advisory Fees

         Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.


         Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Evergreen Fund, Global Leaders Fund, Growth and Income Fund and Small Cap Value Fund. EAMC is entitled to receive from each of these Funds an annual fee equal to 0.87% of the average daily net assets of each Fund. EAMC is also the investment advisor to Foundation Fund. EAMC is entitled to receive from Foundation Fund an annual fee equal to 0.745% of the average daily net assets of the Fund.


         Evergreen Investment Management ("EIM"), also known as First Capital Group, a division of First Union National Bank ("FUNB"), is the investment advisor to Masters Fund. EIM is entitled to receive from Masters Fund an annual fee equal to 0.87% of the average daily net assets of the Fund. EIM is also the investment advisor to Equity Index Fund. EIM is entitled to receive from Equity Index Fund an annual fee equal to 0.32% of the average daily net assets of the Fund.


         Evergreen Investment Management Company ("EIMC") is the investment advisor to Blue Chip Fund. EIMC is entitled to receive from the Fund an annual fee based on the average daily net assets, as follows:


                  ---------------------------------- =================


                      Average Daily Net Assets             Fee
                  ---------------------------------- =================
                  ---------------------------------- =================

                         First $100 million               0.61%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $100 million               0.56%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $100 million               0.51%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $100 million               0.46%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $100 million               0.41%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $500 million               0.36%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $500 million               0.31%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Over $1.5 billion               0.26%
                  ---------------------------------- =================



         EIMC is also the investment advisor to Omega Fund, International Growth Fund and Strategic Income Fund. EIMC is entitled to receive from Omega Fund an annual fee equal to 0.52% of the average daily net assets of the Fund. EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income plus the following based on the average daily net assets:


                  ---------------------------------- =================

                      Average Daily Net Assets             Fee
                  ---------------------------------- =================
                  ---------------------------------- =================


                         First $100 million               0.36%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $100 million               0.31%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $100 million               0.26%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $100 million               0.21%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Next $100 million               0.16%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          Over $500 million               0.11%

                  ---------------------------------- =================

         EIMC is entitled to receive from International Growth Fund an annual fee based on the average daily net assets, as follows:

                  ---------------------------------- =================

                      Average Daily Net Assets             Fee
                  ---------------------------------- =================
                  ---------------------------------- =================


                         first $200 million               0.66%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          next $200 million               0.56%

                  ---------------------------------- =================
                  ---------------------------------- =================

                          next $200 million               0.46%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          over $600 million               0.36%

                  ---------------------------------- =================


         Meridian Investment Company ("MIC") is the investment advisor to Special Equity Fund. MIC is entitled to receive from Special Equity Fund an annual fee equal to 0.92% of the average daily net assets of the Fund.


         Mentor Investment Advisors, LLC ("Mentor Advisors") is the investment advisor to Capital Growth Fund, Growth Fund and High Income Fund. Mentor Advisors is entitled to receive from Capital Growth Fund an annual fee equal to 0.80% of its average daily net assets, from Growth Fund an annual fee equal to 0.70% of its average daily net assets, and from High Income an annual fee equal to 0.70% of its average daily net assets.

         Mentor Perpetual Advisors, LLC ("Mentor Perpetual") is the investment advisor to Perpetual International Fund. Mentor Perpetual is entitled to receive from Perpetual International Fund an annual fee equal to 1.00% of the average daily net assets of the Fund.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal periods.

 ========================================================================================


  Fiscal Period/Fund                       Advisory Fees Paid      Advisory Fees Waived
  ========================================================================================

  Year or Period Ended December 31, 1999
  ======================================= ---------------------- =========================
  Blue Chip Fund(a)                                N/A                     N/A
                                          ----------------------
  ======================================= ---------------------- =========================

  Capital Growth Fund                           $197,527                    $0
                                          ----------------------
  ======================================= ---------------------- =========================

  Equity Index Fund(b)                           $15,320                 $15,320
                                          ----------------------
  ======================================= ---------------------- =========================

  Evergreen Fund                                $552,938                 $43,949
                                          ----------------------
  ======================================= ---------------------- =========================

  Foundation Fund                               $918,103                    $0
                                          ----------------------
  ======================================= ---------------------- =========================

  Global Leaders Fund                           $135,130                 $26,954
                                          ----------------------
  ======================================= ---------------------- =========================

  Growth and Income Fund                        $674,579                 $50,584
                                          ----------------------
  ======================================= ---------------------- =========================

  Growth Fund                                    $79,436                    $0
                                          ----------------------
  ======================================= ---------------------- =========================

  High Income Fund(c)                            $18,045                 $14,359
                                          ----------------------
  ======================================= ---------------------- =========================

  International Growth Fund                      $17,188                 $17,188
                                          ----------------------
  ======================================= ---------------------- =========================

  Masters Fund(d)                               $100,395                 $53,184
                                          ----------------------
  ======================================= ---------------------- =========================

  Omega Fund                                     $55,032                    $0
                                          ----------------------
  ======================================= ---------------------- =========================

  Perpetual International Fund                  $172,752                    $0
                                          ----------------------
  ======================================= ---------------------- =========================

  Small Cap Value Fund                           $34,408                 $13,058
                                          ----------------------
  --------------------------------------- ---------------------- =========================

  Special Equity Fund(b)                         $7,217                   $7,217
  --------------------------------------- ---------------------- =========================
                                          ----------------------

  Strategic Income Fund                          $94,335                    $0
  ======================================= ---------------------- =========================


  ========================================================================================

  Year or Period Ended December 31, 1998
  ======================================= ---------------------- =========================
  Capital Growth Fund(e)                         $56,416                  $4,692
                                          ----------------------
  ======================================= ---------------------- =========================

  Evergreen Fund                                $326,123                 $42,262
                                          ----------------------
  ======================================= ---------------------- =========================

  Foundation Fund                               $467,156                    $0
                                          ----------------------
  ======================================= ---------------------- =========================

  Global Leaders Fund                            $58,409                 $31,587
                                          ----------------------
  ======================================= ---------------------- =========================

  Growth and Income Fund                        $453,431                 $69,140
                                          ----------------------
  ======================================= ---------------------- =========================

  Growth Fund(e)                                 $25,960                 $21,300
                                          ----------------------
  ======================================= ---------------------- =========================

  International Growth Fund(f)                   $3,122                   $3,122
                                          ----------------------
  ======================================= ---------------------- =========================

  Omega Fund                                     $16,941                 $14,973
                                          ----------------------
  ======================================= ---------------------- =========================

  Perpetual International Fund(e)                $43,460                 $42,172
                                          ----------------------
  ======================================= ---------------------- =========================

  Small Cap Value Fund(g)                        $9,742                   $9,742
                                          ----------------------
  ======================================= ---------------------- =========================

  Strategic Income Fund                          $39,755                    $0
  ========================================================================================

  Year or Period Ended December 31, 1997
  ======================================= ---------------------- =========================

  Evergreen Fund                                $152,253                 $47,286
                                          ----------------------
  ======================================= ---------------------- =========================

  Foundation Fund                               $186,702                 $20,317
                                          ----------------------
  ======================================= ---------------------- =========================

  Global Leaders Fund(h)                         $12,787                 $12,787
                                          ----------------------
  ======================================= ---------------------- =========================

  Growth and Income Fund                        $206,973                 $47,995
                                          ----------------------
  --------------------------------------- ---------------------- =========================

  Omega Fund(h)                                  $6,358                   $6,280
  --------------------------------------- ---------------------- =========================
                                          ----------------------

  Strategic Income Fund(h)                       $6,441                   $6,441
  ======================================= ---------------------- =========================


(a)  The Fund commenced operations on April 28, 2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(e) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(f) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(g) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
(h) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.

Sub-Advisory Fees Paid

         Lieber & Company (Lieber) acts as sub-advisor providing investment research and other investment services to Evergreen Fund, Foundation Fund, Global Leaders Fund, Growth and Income Fund and Small Cap Value Fund and is reimbursed by EAMC for the costs of providing such services. EAMC acts as the sub-advisor to a segment of Masters Fund and receives, from EIM, a sub-advisory fee equal to 0.50% of the first $500 million of the Masters Fund's average daily net assets managed by EAMC, 0.40% of the next $500 million of such net assets, and 0.35% of such net assets in excess of $1 billion. Lieber also acts as sub-advisor to EAMC for the Masters Fund providing investment research and other investment services and is reimbursed by EAMC for the costs of providing such services. OppenheimerFunds, Inc. ("Oppenheimer"), MFS Institutional Advisors, Inc. ("MFS") and Putnam Investment Management, Inc. ("Putnam") each also manage a segment of the Masters Fund. EIM pays Oppenheimer, MFS and Putnam fees equal in the aggregate up to 0.50% of the Masters Fund's average daily net assets. Below are the sub-advisory fees paid by the investment advisors to the sub-advisors for the last three fiscal years:


--------------------------------------- ===================================================================
                                                              Sub-Advisory Fee Paid
--------------------------------------- ===================================================================
                                                                                   Oppenheimer,
                                                                                   MFS,
Fund                                    EAMC                 Lieber                Putnam
--------------------------------------- -------------------- --------------------- ========================
===========================================================================================================

Year or Period Ended December 31, 1999
===========================================================================================================
--------------------------------------- -------------------- --------------------- ========================
Evergreen Fund                          N/A                  $506,444              N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Foundation Fund                         N/A                  $913,512              N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Global Leaders Fund                     N/A                  $107,635              N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Growth and Income Fund                  N/A                  $620,875              N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Masters Fund(a)                         $12,703              $12,639               $40,213
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================
Small Cap Value Fund(b)
                                        N/A                  $21,243               N/A
--------------------------------------- -------------------- --------------------- ========================
===========================================================================================================

Year or Period Ended December 31, 1998
===========================================================================================================
--------------------------------------- -------------------- --------------------- ========================

Evergreen Fund                          N/A                  $282,441              N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Foundation Fund                         N/A                  $464,820              N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Global Leaders Fund                     N/A                  $26,688               N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Growth and Income Fund                  N/A                  $382,370              N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Small Cap Value Fund                    N/A                  $0                    N/A
--------------------------------------- -------------------- --------------------- ========================
===========================================================================================================

Year or Period Ended December 31, 1997
===========================================================================================================
--------------------------------------- -------------------- --------------------- ========================

Evergreen Fund                          N/A                  $104,442              N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Foundation Fund                         N/A                  $165,553              N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Global Leaders Fund(c)                  N/A                  $0                    N/A
--------------------------------------- -------------------- --------------------- ========================
--------------------------------------- -------------------- --------------------- ========================

Growth and Income Fund                  N/A                  $158,183              N/A
--------------------------------------- -------------------- --------------------- ========================


(a) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.

(b) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

(c) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.

Brokerage Commissions


         Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber and First Union Securities, Inc. ("First Union") for the last three fiscal years or periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.


========================================= -------------------- ------------------------ =======================

                                           Total Paid to All    Total Paid to Lieber     Total Paid to First
Fund/Fiscal Year or Period                      Brokers                                         Union
===============================================================================================================

Year or Period Ended December 31, 1999
========================================= -------------------- ------------------------ =======================
Blue Chip Fund(a)                                 N/A                    N/A                     N/A
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Capital Growth Fund                             $33,158                  $0                     $9,155
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Equity Index Fund(b)                            $5,027                   $0                       $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Evergreen Fund                                 $147,096               $105,105                    $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Foundation Fund                                $157,780               $110,689                    $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Global Leaders Fund                             $20,165                $11,010                    $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Growth and Income Fund                         $143,672               $132,632                    $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Growth Fund                                     $13,169                  $0                     $1,576
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

High Income Fund(c)                               N/A                    N/A                     N/A
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

International Growth Fund                       $16,007                  $0                       $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Masters Fund(d)                                 $28,367                $6,486                    $27
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Omega Fund                                      $22,039                  $0                      $178
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Perpetual International Fund                    $62,111                  $0                       $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Small Cap Value Fund                            $10,942                $7,080                     $0
                                          -------------------- ------------------------
----------------------------------------- -------------------- ------------------------ =======================

Special Equity Fund(b)                          $8,873                   $0                       $0
----------------------------------------- -------------------- ------------------------ =======================
                                          -------------------- ------------------------

Strategic Income Fund                             $0                     $0                       $0

========================================= -------------------- ------------------------ =======================


===============================================================================================================

Year or Period Ended December 31, 1998
========================================= -------------------- ------------------------ =======================
Capital Growth Fund(e)                          $41,077                  $0                     $4,284
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Evergreen Fund                                  $53,354                $47,079                    $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Foundation Fund                                 $47,678                $46,786                    $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Global Leaders Fund                             $13,902                $6,368                     $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Growth and Income Fund                          $53,618                $53,382                    $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Growth Fund(e)                                  $38,938                  $0                      $767
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

International Growth Fund(f)                    $6,231                   $0                       $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Omega Fund                                      $3,380                   $0                       $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Perpetual International Fund(e)                 $45,017                  $0                       $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Small Cap Value Fund(g)                         $3,934                 $2,821                     $0
===============================================================================================================

Year or Period Ended December 31, 1997
========================================= -------------------- ------------------------ =======================

Evergreen Fund                                  $19,154                $16,810                    $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Foundation Fund                                 $16,976                $16,976                    $0
                                          -------------------- ------------------------
========================================= -------------------- ------------------------ =======================

Global Leaders Fund(h)                          $6,526                 $1,965                     $0
                                          -------------------- ------------------------
----------------------------------------- -------------------- ------------------------ =======================

Growth and Income Fund                          $20,369                $17,413                    $0
----------------------------------------- -------------------- ------------------------ =======================
                                          -------------------- ------------------------

Omega Fund(h)                                    $754                    $0                       $0
========================================= -------------------- ------------------------ =======================


(a)  The Fund commenced operations on April 28, 2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(e) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(f) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(g) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
(h) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.


Percentage of Brokerage Commissions Paid to Lieber and First Union

         The table below shows, for the fiscal year or period ended December 31, 1999, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber and First Union and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber and First Union. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.


==========================================================================================================
                                              Percentage of
                          Percentage of       Commissionable       Percentage of        Percentage of
                         Commissions to        Transactions       Commissions to       Commissionable
Fund                         Lieber           through Lieber        First Union     Transactions through
                                                                                         First Union
==========================================================================================================
Blue Chip Fund(a)              N/A                 N/A                  N/A                  N/A
                        ------------------                       ------------------ ======================
======================= ------------------ ---------------------                    ======================

Capital Growth Fund            N/A                 N/A                27.60%               19.80%
                        ------------------                       ------------------ ======================
======================= ------------------ --------------------- ------------------

Equity Index Fund(b)           N/A                 N/A                  N/A                  N/A
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

Evergreen Fund               71.50%               67.30%                N/A                  N/A
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

Foundation Fund              70.15%               63.33%                N/A                  N/A
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

Global Leaders Fund          54.60%               74.20%                N/A                  N/A
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

Growth and Income Fund       92.30%               80.63%                N/A                  N/A
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

Growth Fund                    N/A                 N/A                12.00%                2.90%
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

High Income Fund(c)            N/A                 N/A                  N/A                  N/A
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

International Growth
Fund                           N/A                 N/A                  N/A                  N/A
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

Masters Fund(d)              22.85%               2.50%                0.10%                0.10%
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

Omega Fund                     N/A                 N/A                 1.00%                1.00%
                        ------------------                       ------------------
======================= ------------------ --------------------- ------------------ ======================

Perpetual
International Fund             N/A                 N/A                  N/A                  N/A
                        ------------------                       ------------------
----------------------- ------------------ --------------------- ------------------ ======================

Small Cap Value Fund         65.20%               57.30%                N/A                  N/A

----------------------- ------------------ --------------------- ------------------ ======================
                        ------------------                       ------------------

Special Equity Fund(a)         N/A                 N/A                  N/A                  N/A

======================= ------------------ --------------------- ------------------ ======================

Strategic Income Fund          N/A                 N/A                  N/A                  N/A

======================= ------------------ --------------------- ------------------ ======================


(a)  The Fund commenced operations on April 28, 2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.


Trustee Compensation


         Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eleven other trusts in the Evergreen Fund complex for the twelve months ended December 31, 1999. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


   ======================================== --------------------------- ====================================


                                              Aggregate Compensation        Total Compensation from the
                   Trustee                  from Trust for the fiscal     Evergreen Fund Complex for the
                                              year ended 12/31/1999       calendar year ended 12/31/1999*
                                            ---------------------------
   ======================================== --------------------------- ====================================
   Laurence B. Ashkin                                  $92                            $75,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   Charles A. Austin, III                              $92                            $75,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   Arnold H. Dreyfuss**                                 $0                              $0
                                            ---------------------------
   ======================================== --------------------------- ====================================

   K. Dun Gifford                                      $90                            $75,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   James S. Howell***                                  $125                           $97,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   Leroy Keith Jr.                                     $90                            $75,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   Gerald M. McDonnell                                 $92                            $75,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   Thomas L. McVerry                                   $109                           $85,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   Louis W. Moelchert, Jr.**                            $0                              $0
                                            ---------------------------
   ======================================== --------------------------- ====================================

   William Walt Pettit                                 $90                            $75,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   David M. Richardson                                 $90                            $75,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   Russell A. Salton, III                              $92                            $77,000
                                            ---------------------------
   ======================================== --------------------------- ====================================

   Michael S. Scofield                                 $116                          $102,500
                                            ---------------------------
   ---------------------------------------- --------------------------- ====================================

   Richard J. Shima                                    $90                            $75,000

   ---------------------------------------- --------------------------- ====================================
                                            ---------------------------

   Richard K. Wagoner**                                 $0                              $0

   ======================================== --------------------------- ====================================


         * Certain Trustees have elected to defer all or part of their total compensation for the calendar year ended December 31, 1999. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $11,250
                  Howell            $77,600
                  McDonnell         $75,000
                  McVerry           $85,000
                  Pettit            $75,000
                  Salton            $77,000
                  Scofield          $61,200
         ** Arnold H. Dreyfuss, Louis W. Moelchert, Jr. and Richard K. Wagoner were elected to the Board of Trustees on December
               16, 1999.
         *** As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.



                                   PERFORMANCE

Total Return


         Below are the average annual total returns for the Funds as of December 31, 1999. The returns for Equity Index Fund, High Income Fund, Masters Fund and Special Equity Fund are cumulative. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.


===================================== ------------------ --------------------- ======================

Fund                                      One Year         Since Inception         Inception Date
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================
Capital Growth Fund                         6.50%               8.29%                3/3/1998
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

Equity Index Fund                            N/A                15.47%               9/29/1999
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

Evergreen Fund                             23.03%               20.78%               3/1/1996
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

Foundation Fund                            10.64%               16.62%               3/1/1996
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

Global Leaders Fund                        24.72%               18.48%               3/6/1997
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

Growth and Income Fund                     18.57%               19.66%               3/1/1996
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

Growth Fund                                21.21%               5.93%                3/3/1998
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

High Income Fund                             N/A                4.46%                6/30/1999
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

International Growth Fund                  38.22%               20.92%               8/17/1998
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

Masters Fund                                 N/A                27.58%               1/29/1999
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

Omega Fund                                 47.24%               27.80%               3/6/1997
                                      ------------------ ---------------------
===================================== ------------------ --------------------- ======================

Perpetual International Fund               39.99%               27.90%               3/3/1998
                                      ------------------ ---------------------
------------------------------------- ------------------ --------------------- ======================

Small Cap Value Fund                       12.07%               5.22%                5/1/1998
------------------------------------- ------------------ --------------------- ======================
                                      ------------------ ---------------------

Special Equity Fund                          N/A                18.87%               9/29/1999
------------------------------------- ------------------ --------------------- ======================
                                      ================== ---------------------

Strategic Income Fund                       1.64%               4.53%                3/6/1997
===================================== ================== --------------------- ======================


                                SERVICE PROVIDERS

Administrator


         Evergreen  Investment  Services,  Inc.  ("EIS"),  200 Berkeley  Street,
Boston, MA 02116 serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the rate of 0.10% of each Fund's average daily net assets

         Below are the administrative service fees paid (under prior fee arrangements) for the last three fiscal years:


=============================================================================

                                                   Administrative Fee
Fund                                                     Paid

                                               ==============================
=============================================================================

Year or Period Ended December 31, 1999

=============================================================================

Blue Chip Fund(a)                                         N/A

                                               ==============================
=============================================================================

Capital Growth Fund(b)                                  $24,691

                                               ==============================
=============================================================================

Equity Index Fund(c)                                     $674

                                               ==============================
=============================================================================

Evergreen Fund                                          $10,838

                                               ==============================
=============================================================================

Foundation Fund                                         $21,435

                                               ==============================
=============================================================================

Global Leaders Fund                                     $2,656

                                               ==============================
=============================================================================

Growth and Income Fund                                  $13,379

                                               ==============================
=============================================================================

Growth Fund(d)                                          $11,348

                                               ==============================
=============================================================================

High Income Fund(e)                                     $2,576

                                               ==============================
=============================================================================

International Growth Fund                                $427

                                               ==============================
=============================================================================

Masters Fund(f)                                         $2,137

                                               ==============================
=============================================================================

Omega Fund                                              $1,687

                                               ==============================
=============================================================================

Perpetual International Fund(g)                         $17,275

                                               ==============================
=============================================================================

Small Cap Value Fund                                     $690

                                               ==============================
-----------------------------------------------==============================

Special Equity Fund(c)                                    $93

-----------------------------------------------==============================
                                               ==============================

Strategic Income Fund                                   $2,914

=============================================================================

=============================================================================

Year or Period Ended December 31, 1998

=============================================================================

Capital Growth Fund(h)                                  $7,018

                                               ==============================
=============================================================================

Evergreen Fund                                          $9,416

                                               ==============================
=============================================================================

Foundation Fund                                         $15,429

                                               ==============================
=============================================================================

Global Leaders Fund                                     $1,670

                                               ==============================
=============================================================================

Growth and Income Fund                                  $13,127

                                               ==============================
=============================================================================

Growth Fund(I)                                          $3,691

                                               ==============================
=============================================================================

International Growth Fund(j)                             $110

                                               ==============================
=============================================================================

Omega Fund                                               $771

                                               ==============================
=============================================================================

Perpetual International Fund(k)                         $4,323

                                               ==============================
=============================================================================

Small Cap Value Fund(l)                                  $274

                                               ==============================
=============================================================================

Strategic Income Fund                                   $2,075

                                               ==============================
=============================================================================

Year or Period Ended December 31, 1997

=============================================================================

Evergreen Fund                                          $3,373

                                               ==============================
=============================================================================

Foundation Fund                                         $8,318

                                               ==============================
=============================================================================

Global Leaders Fund(m)                                   $515

                                               ==============================
=============================================================================

Growth and Income Fund                                  $7,404

                                               ==============================
-----------------------------------------------==============================

Omega Fund(m)                                            $354

-----------------------------------------------==============================
                                               ==============================

Strategic Income Fund(m)                                 $371

=============================================================================

(a)  The Fund commenced operations on April 28, 2000.
(b)  Of the total amount paid, $10,120 was paid to a prior administrator.
(c) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(d)  Of the total amount paid, $4,654 was paid to a prior administrator.
(e) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(f) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(g)  Of the total amount paid, $6,794 was paid to a prior administrator.
(h) For the period from March 3, 1998 (commencement of operations) to December 31, 1998. The total amount was paid to a prior administrator.
(i)  The total amount was paid to a prior administrator.
(j) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(k)  The total amount was paid to a prior administrator.
(l) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
(m) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.


Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Funds pay ESC annual fees as follows:

  ================================ -------------------- ====================

             Fund Type               Annual Fee Per       Annual Fee Per
                                      Open Account*      Closed Account**
                                   --------------------
  ================================ -------------------- ====================

  Monthly Dividend Funds                $25.50                 $9.00
                                   --------------------
  ================================ -------------------- ====================

  Quarterly Dividend Funds              $24.50                 $9.00
                                   --------------------
  ================================ -------------------- ====================

  Semiannual Dividend Funds             $23.50                 $9.00
                                   --------------------
  -------------------------------- -------------------- ====================

  Annual Dividend Funds                 $23.50                 $9.00
  -------------------------------- -------------------- ====================
                                   --------------------

  Money Market Funds                    $25.50                 $9.00
  ================================ -------------------- ====================

* For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel


     Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")
                                     PART 2


                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.


Money Market Instruments


         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

     The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

     (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

     (ii) Farmers Home Administration;

     (iii) Federal Home Loan Banks;

     (iv) Federal Home Loan Mortgage Corporation;

     (v)  Federal National Mortgage Association; and

     (vi) Student Loan Marketing Association.

     Securities Issued by the Government National Mortgage Association ("GNMA")

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.


Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.


         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


Options and Futures Strategies (Evergreen Fund and Foundation Fund are excluded from Futures Strategies)

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.


         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.


Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.


         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.


         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.


         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.


Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.


         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.


         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.


         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.


         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.


         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.


         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.


         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.


         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.


"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.


         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.


Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.


Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the SEC considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.


         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.


Swaps, Caps, Floors and Collars (High Income Fund only)

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Foreign Securities (excluding Evergreen Fund and Growth Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.



Foreign Currency Transactions (excluding Evergreen Fund and Growth Fund)


         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.


         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.


         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.


Foreign Currency Futures Transactions (excluding Equity Index Fund, Evergreen Fund, Growth and Income Fund, Growth Fund and Foundation Fund)


         By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.


         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


High Yield, High Risk Bonds (only Growth and Income Fund, High Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.


Payment-in-kind Securities (only Blue Chip Fund, International Growth Fund and Strategic Income Fund)


         Payment-in-kind ("PIK") securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.


Zero Coupon "Stripped" Bonds (only Growth and Income Fund, International Growth Fund and Strategic Income Fund)


         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.


Mortgage-Backed or Asset-Backed Securities (only High Income Fund and Strategic Income Fund)


         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.


         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.


Variable or Floating Rate Instruments (only Global Leaders Fund, International Growth Fund, Masters Fund, Small Cap Value Fund and Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Brady Bonds (only Strategic Income Fund and International Growth Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.


         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities


         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.


         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.


         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


Sovereign Debt Obligations (only Global Leaders Fund, Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Derivatives


         To the extent provided for elsewhere in this SAI, the Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.


         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.


         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.


         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.


         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.


         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.


         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.


         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.


         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Equipment Trust Certificates (Strategic Income Fund only)


         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.


Limited Partnerships (only Blue Chip Fund and Strategic Income Fund)

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.


         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.


         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


Leverage (High Income Fund only)

         The Fund may borrow money to invest in additional portfolio securities to seek current income. The use of borrowed money, know as "leverage," increases a fund's market exposure and risk and may result in losses. When a fund has borrowed money for leverage and its investments increase or decrease more than if it had not borrowed money for this purpose. The interest that a fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Fund may use leverage in order to adjust its dollar-weighted average duration. The Fund will not always borrow money for investment and the extent to which the Fund will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on the investment advisor's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed one-third of the value of the Fund's total assets.


 ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS OF EVERGREEN VA MASTERS FUND

         Because each sub-advisor will be managing its segment of the portfolio independently from the other sub-advisors, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the sub-advisor of another segment deems it appropriate to dispose of the security from the other segment. Similarly, under some market conditions, one or more of the sub-advisors may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor or sub-advisors believe continued exposure to the equity markets is appropriate for their segments of the portfolio.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Calculation of Net Asset Value

         The Fund calculates its Net Asset Value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                        n
                     P(1+T) =ERV

P=       initial payment of $1,000
T=       average total return
n=       number of years
ERV=     ending redeemable value of the initial $1,000


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                     a-b
                          Yield = 2[(----- +1)6 - 1]
                                      cd
Where:
a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends d = The maximum offering price per share on the last day of the period

Non-Standardized Performance


         From time to time, the Fund may quote its performance in advertising and other types of literature as compared to the performance of the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index or any other commonly quoted index of common stock or fixed income prices. The Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. The Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.



                                 TAX INFORMATION

Requirements for Qualification as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.


         The Fund will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of participating insurance companies held in connection with the variable annuity contracts and/or variable life insurance policies.


Certain Requirements for Qualification as a Variable Annuity Contract or Variable Life Insurance Policy. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts and variable life insurance policies. The Code provides that variable annuity contracts and/or variable life insurance policies shall not be treated as an annuity contract or life insurance policy for the current or any prior period for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department, adequately diversified. Disqualification of the contract or policy as an annuity contract or life insurance policy would result in immediate imposition of federal income tax on variable annuity contracts and variable life insurance policy owners with respect to earnings allocable to the contract or policy (including, upon disqualification, accumulated earnings), and the tax liability would generally arise prior to the receipt of payments under the contract. Section 817(h)(2) of the Code is a safe harbor provision which provides that variable annuity contracts and variable life insurance policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. government securities and securities of other regulated investment companies. The U.S. Treasury Department has issued Regulations (Treas. Reg.
section 1.817-5) that establish diversification requirements for the investment portfolios underlying variable insurance contracts. The Regulations amplify the diversification requirements for variable annuity contracts and variable life insurance policies set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment. The Regulations provide that, in the case of a regulated investment company whose shares are available to the public only through variable insurance contracts which meet certain other requirements, the diversification tests are applied by reference to the underlying assets owned by the regulated investment company rather than by reference to the shares of the regulated investment company owned under the annuity contract. The Fund intends to meet the requirements for application of the diversification tests on this look-through basis. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable insurance contracts by Section 817(h) of the Code have been met, each U.S. government agency or instrumentality shall be treated as a separate issuer.


         The Fund will be managed in such a manner as to comply with the diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Fund.


Other Tax Considerations


         For a discussion of the tax consequences of investing in variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contracts and variable life insurance policies offered by the participating insurance company. Variable annuity contracts and variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for an individual owner. Different rules apply to corporations, taxable trusts, or other entities which own variable annuity contracts. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59-1/2. Only the portion of a distribution attributable to income on the investment in the contract or policy is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.



                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.


         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.


Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, an investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by Evergreen Asset Management Corp. ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION


         The foregoing is qualified in its entirety by reference to the Trust's Declaration of Trust.


Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



Code of Ethics

         The Trust and its various advisors have each adopted a code of ethics per Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT


         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not "interested" persons of the Trust as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses;
(6) issue and transfer taxes; (7) taxes and trust fees payable to governmental agencies; (8) the cost of share certificates; (9) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (10) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (11) expenses of shareholders' and Trustees' meetings; (12) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (13) charges and expenses of filing annual and other reports with the SEC and other authorities; and (14) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.


         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


Managers (only Masters Fund)

         Masters  Fund's  investment   program  is  based  upon  the  investment
advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.


         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.


Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.


         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.


         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years

Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/28/28)                                                   President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc. (real estate development.


Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                  (investment advice) former Director, Executive Vice
                                                                 President and Treasurer, State Street Research & Management
                                                                 Company (investment advice); Director, The Andover
                                                                 Companies (insurance); and Trustee, Arthritis Foundation of
                                                                 New England.


Arnold H. Dreyfuss                   Trustee                     Former Chairman, Eskimo Pie Corporation (food
(DOB: 9/2/28)                                                    manufacturer); formerly, Chairman and Chief Executive
                                                                 Officer, Hamilton Beach/Proctor-Silex, Inc. (small
                                                                 appliance manufacturer).


K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/23/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food  and  Wine;  Chairman  and  President,  Oldways
                                                                 Preservation and Exchange Trust (education); former Chairman of the Board,  Director,  and Executive Vice President,  The
                                                                 London Harness Company;  former Managing Partner,  Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine  Foods;  and former  Chairman,  Gifford,  Drescher &
                                                                 Associates (environmental consulting).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company; Director of Phoenix Total Return Fund and
                                                                 Equifax,  Inc.;   Trustee  of  Phoenix   Series   Fund,   Phoenix
                                                                 Multi-Portfolio  Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                   (steel producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and former Director of Carolina
                                                                 Cooperative Federal Credit Union.

Louis W. Moelchert, Jr.              Trustee                     President, Private Advisors, LLC; Vice President of
                                                                 Investments, University of Richmond; Trustee, The Common
                                                                 Fund.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     President, Thomas Richardson Runden & Company (executive search
(DOB: 9/14/41)                                                   and advisory services); former Vice Chairman, DHR
                                                                 International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc.
                                                                 (communications), and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); Executive Consultant,
                                                                 Drake Beam Morin, Inc. (executive outplacement); Director
                                                                 of CTG Resources, Inc., Hartford Hospital, Old State House
                                                                 Association, Middlesex Mutual Assurance Company, and
                                                                 Enhance Financial Services, Inc.; former Chairman, Board of
                                                                 Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA;

Richard K. Wagoner, CFA              Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union
                                                                 Corporation;  former  consultant to the Board of Trustees of the  Evergreen  Funds;  former  member,  New York Stock
                                                                 Exchange;  member,  North Carolina  Securities  Traders
                                                                 Association; member, Financial Analysts Society.

William M. Ennis                     President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company, Inc. and Chief Operating Officer, Capital
                                                                 Management Group, First Union Corporation.

Carol Kosel                          Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Nimish S. Bhatt*                     Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union Bank; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 Pricewaterhouse-Coopers LLP, New York.

Bryan Haft*                          Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

Michael H. Koonce                    Secretary                   Senior Vice President and Assistant General Counsel, First
(DOB: 4/20/60)                                                   Union Corporation; former Senior Vice President and General
                                                                 Counsel, Colonial Management Associates, Inc.

*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The `Credit Quality' terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

----------- ---------- --------- =============================================

MOODY`S     S&P        FITCH     Credit Quality
----------- ---------- --------- =============================================
----------- ---------- --------- =============================================

Aaa         AAA        AAA       Excellent Quality (lowest risk)
----------- ---------- --------- =============================================
----------- ---------- --------- =============================================

Aa          AA         AA        Almost Excellent Quality (very low risk)
----------- ---------- --------- =============================================
----------- ---------- --------- =============================================

A           A          A         Good Quality (low risk)
----------- ---------- --------- =============================================
----------- ---------- --------- =============================================

Baa         BBB        BBB       Satisfactory Quality (some risk)
----------- ---------- --------- =============================================
----------- ---------- --------- =============================================

Ba          BB         BB        Questionable Quality (definite risk)
----------- ---------- --------- =============================================
----------- ---------- --------- =============================================

B           B          B         Low Quality (high risk)
----------- ---------- --------- =============================================
----------- ---------- --------- =============================================

Caa/Ca/C    CCC/CC/C   CCC/CC/C  In or Near Default
----------- ---------- --------- =============================================
----------- ---------- --------- =============================================

            D          DDD/DD/D  In Default
----------- ---------- --------- =============================================


                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

! On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category. Speculative Grade


BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                               SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

! On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added `+' to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits

Exhibit
Number         Description                        Location
-------        -----------                        --------
(a)            Declaration of Trust               Incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 5 filed on March 20, 1998.

(b)            By-Laws                            Incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 5 filed on March 20, 1998.

(c)            Provisions of instruments          Incorporated by reference to
               defining the rights of holders     Registrant's Post-Effective
               of the securities being            Amendment No. 7 filed on June 5, 1998.
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Investment Advisory and            Incorporated by reference to
               Management Agreement between       Registrant's Post-Effective
               the Registrant and First           Amendment No. 16 filed on September 28, 1999.
               Union National Bank

(d)(2)         Investment Advisory and            Incorporated by reference to
               Management Agreement between the   Registrant's Post-Effective
               Registrant and Evergreen Asset     Amendment No. 5 filed on March 20, 1998.
               Management Corp.

(d)(3)         Sub-Advisory Agreement between     Incorporated by reference to
               Evergreen Asset Management Corp.   Registrant's Post-Effective
               and Lieber & Company               Amendment No. 8 filed on October 19, 1998.

(d)(4)         Portfolio Management               Incorporated by reference to
               Agreement between sub-advisors     Registrant's Post-Effective
               to Evergreen VA Masters Fund and   Amendment No. 9 filed on February 26, 1999.
               First Union National Bank.

(d)(5)         Form of Investment Advisory and    Incorporated by reference to
               Management Agreement between the   Registrant's Post-Effective
               Registrant and Evergreen           Amendment No. 18 filed on February 3, 2000.
               Investment Management Company
               (formerly Keystone Investment
               Management Company)

(d)(6)         Investment Advisory and            Incorporated by reference to
               Management Agreement between       Registrant's Post-Effective
               the Registrant and Meridian        Amendment No. 16 filed on September 28, 1999.
               Investment Company

(d)(7)         Investment Advisory and            Incorporated by reference to
               Management Agreement between the   Registrant's Post-Effective
               Registrant and Mentor Investment   Amendment No. 17 filed on September 29, 1999.
               Advisors LLC

(d)(8)         Investment Advisory and            Incorporated by reference to
               Management Agreement between the   Registrant's Post-Effective
               Registrant and Mentor Perpetual    Amendment No. 17 filed on September 29, 1999.
               Advisors LLC

(e)            Not applicable

(f)            Not applicable

(g)(1)         Custodian Agreement between the    Incorporated by reference to
               Registrant and State Street Bank   Registrant's Post-Effective
               and Trust Company                  Amendment No. 6 filed on April 28, 1998.

(g)(2)         Letter Amendment to Custodian      Incorporated by reference to
               Agreement between Registrant and   Registrant's Post-Effective
               State Street Bank and Trust        Amendment No. 16 filed on September 28, 1999.
               Company (VA Equity Index Fund
               and VA Special Equity Fund)

(g)(3)         Letter Amendment to Custodian      Incorporated by reference to
               Agreement between Registrant and   Registrant's Post-Effective
               State Street Bank and Trust        Amendment No. 17 filed on
               Company (VA Capital Growth Fund,   September 29, 1999.
               VA Growth Fund, VA High Income
               Fund and VA Perpetual
               International Fund)

(g)(4)         Form of Letter Amendment to        Incorporated by reference to
               Custodian Agreement between        Registrant's Post-Effective
               Registrant and State Street Bank   Amendment No. 18 filed on
               and Trust Company (VA Blue Chip    February 3, 2000.
               Fund)

(h)(1)         Administration Services Agreement  Incorporated by reference to
               between Evergreen Investment       Registrant's Post-Effective
               Services, Inc. and the             Amendent No. 17 filed on
               Registrant (VA Capital Growth      September 29, 1999.
               Fund, VA Equity Index Fund, VA
               Fund, VA Foundation Fund, VA
               Global Leaders Fund, VA Growth
               and Income Fund, VA Growth Fund,
               VA High Income Fund, VA
               International Growth Fund, VA
               Masters Fund, VA Omega Fund, VA
               Perpetual International Fund,
               VA Strategic Income Fund, VA
               Special Equity Fund)

(h)(2)         Form of Administration Services    Incorporated by reference to.
               Agreement between Evergreen        Registrant's Post-Effective
               Investment Services, Inc. and      Amendment No. 18 filed on
               the Registrant (VA Blue Chip Fund) February 3, 2000.

(h)(3)         Transfer Agent Agreement           Incorporated by reference to
               between the Registrant and         Registrant's Post-Effective
               Evergreen Service Company          Amendment No. 6 filed on April 28, 1998.

(h)(4)         Letter Amendment to Transfer       Incorporated by reference to
               Agent Agreement between the        Registrant's Post-Effective
               Registrant and Evergreen Service   Amendment No. 16 filed on September 28, 1999.
               Company (VA Equity Index Fund
               and VA Special Equity Fund)

(h)(5)         Letter Amendment to Transfer       Incorporated by reference to
               Agent Agreement between the        Registrant's Post-Effective
               Registrant and Evergreen Service   Amendment No. 17 filed on September 29, 1999.
               Company (VA Capital Growth Fund,
               and VA Growth Fund, VA High Income
               Fund and VA Perpetual International
               Fund)

(h)(6)         Letter Amendment to                 Incorporated by reference to
               Transfer Agent Agreement between    Registrant's Post-Effective
               the Registrant and Evergreen        Amendment No. 18 filed on
               Service Company (VA Blue Chip Fund) February 3, 2000.

(i)            Opinion and Consent of Sullivan     Incorporated by reference to
               & Worcester LLP                     Registrant's Post-Effective
                                                   Amendment No. 5 filed on March 20, 1998.

(j)            Consent of KPMG LLP                 Contained herein.
               (Evergreen VA Capital Growth
               Fund, Evergreen Equity Index
               Fund, Evergreen VA Fund,
               Evergreen VA Foundation
               Fund, Evergreen VA Global
               Leaders Fund, Evergreen VA
               Growth and Income Fund,
               Evergreen VA Growth Fund,
               Evergreen VA International
               Growth Fund, Evergreen VA
               Masters Fund, Evergreen VA
               Omega Fund, Evergreen VA
               Perpetual International Fund,
               Evergreen VA Small Cap Value
               Fund, Evergreen VA Special
               Equity Fund and Evergreen VA
               Strategic Income Fund)

(k)            Not applicable

(l)            Not applicable

(m)            Not applicable

(n)            Not applicable

(o)            Not applicable

(p)            Code of Ethics                      Contained herein.



Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

         Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

         Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

         Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

         Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

         Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman, First Union Corporation and First
                                   Union National Bank

G. Kennedy Thompson                Chief Executive Officer, President and
                                   Director, First Union Corporation and First
                                   Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

         The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

         The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.


Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Dennis Sheehan                  Director, Chief Financial Officer

Maryann Bruce                   President

Kevin J. Dell                   Vice President, General Counsel and Secretary

     Messrs.  Sheehan and Dell are  located  at the  following  address:
Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

     Ms. Bruce is located at 201 South College Street, Charlotte, NC 28288.

Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Evergreen Asset Management Corp., 1311 Mamaroneck Avenue, White Plains, New York 10605

         Meridian  Investment  Company,  55  Valley  Stream  Parkway,   Malvern,
Pennsylvania 19355

         Mentor Investment Advisors LLC, 901 East Byrd Street, Richmond, Virginia 23219.

         Mentor Perpetual Advisors LLC, 901 East Byrd Street, Richmond, Virginia 23219.

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 26th day of April, 2000.

                                                EVERGREEN VARIABLE ANNUITY TRUST


                                                By:  /s/ William M. Ennis
                                                     ---------------------------
                                                     Name: William M. Ennis*
                                                     Title:  President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of April, 2000.


/s/ William M. Ennis          /s/ Laurence B. Ashkin        /s/ Charles A. Austin, III
----------------------        ---------------------         -------------------------
William M. Ennis*             Laurence B. Ashkin*           Charles A. Austin III *
President                     Trustee                       Trustee
(Principal Financial and
Accounting Officer)

/s/ K. Dun Gifford            /s/ Arnold H. Dreyfuss         /s/ William Walt Pettit
------------------            ----------------------        ------------------------
K. Dun Gifford*               Arnold H. Dreyfuss*            William Walt Pettit*
Trustee                       Trustee                        Trustee


/s/ Gerald M. McDonnell       /s/ Thomas L. McVerry         /s/ Michael S. Scofield
----------------------        ---------------------         ----------------------
Gerald M. McDonnell*          Thomas L. McVerry*            Michael S. Scofield*
Trustee                       Trustee                       Chairman of the Board
                                                            and Trustee

/s/ David M. Richardson       /s/ Russell A. Salton, III MD /s/ Leroy Keith, Jr.
----------------------        ----------------------------  ----------------------
David M. Richardson*          Russell A. Salton, III MD*    Leroy Keith, Jr.*
Trustee                       Trustee                       Trustee

/s/ Richard J. Shima          /s/ Louis W. Moelchert, Jr.   /s/ Richard K. Wagoner
--------------------          ----------------------------  ----------------------
Richard J. Shima*             Louis W. Moelchert, Jr.*      Richard K. Wagoner*
Trustee                       Trustee                       Trustee

/s/ Carol Kosel
----------------------
Carol Kosel*
Treasurer
(Principal Financial and
Accounting Officer)





*By: /s/ Beth K. Werths
--------------------------------
Beth K. Werths
Attorney-in-Fact


*Beth Werths, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

(j)            Consent of KPMG LLP

(p)            Code of Ethics